UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(Registrant's telephone number, including area code): (414) 765-6872

Date of fiscal year end:  November 30, 2017

Date of reporting period:  November 30, 2017

Item 1. Reports to Stockholders.

PIA Funds

PIA BBB Bond Fund
Managed Account Completion Shares (MACS)

PIA MBS Bond Fund
Managed Account Completion Shares (MACS)

Annual Report
November 30, 2017

PIA Funds

Dear Shareholder:

We are pleased to provide you with this annual report for the fiscal year from November 30, 2016 through November 30, 2017, regarding the PIA BBB Bond Fund and the PIA MBS Bond Fund (each, a “Fund” and together, the “Funds”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

During the fiscal year ended November 30, 2017, the total returns, including the reinvestment of dividends and capital gains, were as follows:

PIA BBB Bond Fund	7.10%
PIA MBS Bond Fund	2.09%

As stated in the most recently filed prospectus, the PIA BBB Bond Fund’s gross expense ratio and net expense ratio are 0.17% and 0.15%, respectively, while the PIA MBS Bond Fund’s gross expense ratio and net expense ratio are 0.32% and 0.18%, respectively.

PIA has agreed to temporarily pay for all operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) incurred by each Fund through at least March 29, 2018, to the extent necessary to limit Total Annual Fund Operating Expenses After Expense Reimbursement to 0.15% and 0.18% of average daily net assets for the BBB Bond Fund and MBS Bond Fund, respectively.

PIA BBB Bond Fund
As indicated above, the return for the PIA BBB Bond Fund for the fiscal year ended November 30, 2017, was 7.10%. This was lower than the 7.45% return of the Fund’s benchmark, the Bloomberg Barclays U.S. Credit Baa Bond Index, and in line with the Fund’s goal of approximating the returns of the index.  The Fund has a strategy of using a broad diversification of BBB-rated issuers, industry sectors and range of maturities. The bonds held in the Fund represent over 160 different issuers. The Bloomberg Barclays U.S. Credit Baa Bond Index has over 500 issuers. The Fund is structured so as to approximate the returns of its benchmark, while holding a smaller number of issuers. In order to achieve this objective, the overall duration, the partial durations, as well as the sector allocations of the Fund approximate those of its benchmark. While the top 20 issuers in the Bloomberg Barclays U.S. Credit Baa Bond Index are represented in the Fund, for the remainder issuers in the benchmark, only a subset is represented in the Fund, based on market conditions and liquidity. This will cause some modest variability in the returns of the Fund relative to those of its benchmark. For the fiscal year ended November 30, 2017, the issuers represented in the Fund had, on average, modestly lower performance than the ones that the Fund was not invested in, which contributed to the underperformance by the Fund.

PIA MBS Bond Fund
The return of the PIA MBS Bond Fund for the fiscal year ended November 30, 2017 of 2.09% was lower than the return of 2.14% of its benchmark, the Bloomberg Barclays U.S. MBS Fixed Rate Index. The Fund has a strategy of using a broad diversification of coupons and mortgage sectors. The Fund’s seasoned securities prepaid in line with their generic counterparts, which is neutral to performance. The Fund’s shorter duration structure, due to its emphasis on higher coupon securities, was a small positive, as interest rates rose and the yield curve steepened during the second half of the fiscal year. The Fund was overweighted in the 30-year Freddie Mac mortgage-backed securities (“MBS”) sector, and was underweighted in the 30-year Ginnie Mae MBS sector, due to the better risk-adjusted yield of Freddie Macs,

PIA Funds

which was a positive factor for returns, as Freddie Macs produced better excess returns for the period. The use of dollar rolls for selective coupons that offered attractive breakeven rates modestly added to returns. The Fund had an allocation to non-agency AAA- and AA-rated floating rate securities with shorter durations that modestly appreciated in price as interest rates rose. We expect these securities to continue to add value to the Fund during a period of rising interest rates, as their coupons adjust higher.

Bond Market in Review
The gross domestic product’s (“GDP”) quarter-over-quarter rate of growth was 3.2% for the third quarter of 2017, higher than the 3.1% during the second quarter of 2017. With the unemployment rate at 4.1% and inflation under control, the U.S. Federal Reserve Board tightened monetary policy. Inflation, as measured by the Consumer Price Index, was 2.2% year-over-year as of November 2017.

Yields on 2-year Treasury notes and 5-year Treasury bonds rose by 67 and 30 basis points (“bps”), respectively, from November 30, 2016 to November 30, 2017, while 30-year Treasuries dropped by 21 bps. Inflation being under control, volatility in oil prices, the strengthening of the U.S. dollar and the outcome of the U.S. presidential election, all contributed to the modest flattening of the yield curve.

Spreads on BBB-rated bonds over Treasuries decreased during the period from 169 bps to 128 bps. Option adjusted spreads on fixed rate agency MBS rose from 16 bps to 24 bps, as their average life stayed at around 7.0 years.

We believe that the PIA BBB Bond Fund and the PIA MBS Bond Fund provide our clients with a means of efficiently investing in a broadly diversified portfolio of BBB rated bonds and agency mortgage-backed bonds, respectively.

Please take a moment to review the Funds’ statements of assets and liabilities and the results of operations for the fiscal year ended November 30, 2017. We look forward to reporting to you again with the semi-annual report dated May 31, 2018.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

PIA Funds

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Funds’ investment adviser, are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Investment by the PIA BBB Bond Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater for emerging markets.

The Funds may also use options, futures contracts, and swaps, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency rates.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  These risks are fully disclosed in the Prospectus.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Services, Inc., and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).  In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Diversification does not assure a profit or protect against risk in a declining market.

The Bloomberg Barclays U.S. Credit Baa Bond Index is an unmanaged index consisting of bonds rated Baa.  The issues must be publicly traded and meet certain maturity and issue size requirements.  Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors.  Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers.

The Bloomberg Barclays U.S. MBS Fixed Rate Index (the “MBS Index”) is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).  The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates.  Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon.  The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index.  About 600 of these generic aggregates meet the criteria.

You cannot invest directly in an index.

Gross domestic product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Duration is the measure of the sensitivity of the price of a fixed income security to a change in interest rates, expressed in number of years.

A yield curve is a curve that shows several yields or interest rates over different lengths of time for a similar debt security.

Basis point equals 1/100th of 1%.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers and/or expense reimbursements in effect.  In the absence of such waivers or reimbursements, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Funds

PIA BBB BOND FUND

Comparison of the change in value of a $10,000 investment in the
PIA BBB Bond Fund vs the Bloomberg Barclays U.S. Credit Baa Bond Index

Average Annual Total Return*	1 Year	5 Year	10 Year
PIA BBB Bond Fund	7.10%	3.20%	5.92%
Bloomberg Barclays U.S. Credit Baa Bond Index	7.45%	3.51%	6.34%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund ten years ago.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers,  returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Bloomberg Barclays U.S. Credit Baa Bond Index is an unmanaged index which includes both corporate and non-corporate sectors.  The corporate sectors are Industrial, Utility and Finance, which include both U.S. and non-U.S. corporations.  The non-corporate sectors are Sovereign, Supranational, Foreign Agency and Foreign Local Government.  The securities must be rated Baa/BBB by at least two of the following ratings agencies:  Moody’s Investors Service, Inc., Standard & Poor’s Rating Services, and Fitch Ratings, Inc.  If only two of the three agencies rate a security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment grade.  The securities must be fixed rate, although they may carry a coupon that steps up or changes according to a predetermined schedule, and they must be dollar-denominated and non-convertible.

Indices do not incur expenses and are not available for investment.

*	Average Annual Total Return represents the average change in account value over the periods indicated.

PIA Funds

PIA MBS BOND FUND

Comparison of the change in value of a $10,000 investment in the
PIA MBS Bond Fund vs the Bloomberg Barclays U.S. MBS Fixed Rate Index

Average Annual Total Return*	1 Year	5 Year	10 Year
PIA MBS Bond Fund	2.09%	1.89%	3.69%
Bloomberg Barclays U.S. MBS Fixed Rate Index	2.14%	2.01%	3.86%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund ten years ago.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers,  returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Bloomberg Barclays U.S. MBS Fixed Rate Index is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).  The index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates.  Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon.  The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index.  About 600 of these generic aggregates meet the criteria.

Indices do not incur expenses and are not available for investment.

*	Average Annual Total Return represents the average change in account value over the periods indicated.

PIA Funds
Expense Example – November 30, 2017
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/17 – 11/30/17).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses.  Pacific Income Advisers, Inc. (“PIA”) has voluntarily agreed to pay each Fund’s operating expenses in order to limit total annual operating expenses to 0.15% and 0.18% of the average daily net assets of the BBB Bond Fund and MBS Bond Fund, respectively, through at least March 29, 2018. Prior to March 30, 2017, the actual net expenses were limited to 0.15% of the MBS Fund per the operating expenses limitation agreement.  Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 6/1/17	Value 11/30/17	Period 6/1/17 – 11/30/17*
PIA BBB Bond Fund
Actual	$1,000.00	$1,020.40	$0.76
Hypothetical (5% return before expenses)	$1,000.00	$1,024.32	$0.76

PIA MBS Bond Fund
Actual	$1,000.00	$1,003.20	$0.85
Hypothetical (5% return before expenses)	$1,000.00	$1,024.22	$0.86

*
Expenses are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the PIA BBB Bond Fund and the PIA MBS Bond Fund was 0.15% and 0.17%, respectively.

PIA Funds
PIA BBB BOND FUND
Allocation of Portfolio Assets – November 30, 2017
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

PIA Funds
PIA MBS BOND FUND
Allocation of Portfolio Assets – November 30, 2017
(Unaudited)

Investments by Issuer
As a Percentage of Total Investments

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2017

Principal Amount		Value

CORPORATE BONDS 91.1%

Aerospace & Defense 0.8%
	Lockheed Martin Corp.
$800,000	4.70%, due 5/15/46	$910,612
	Rockwell Collins, Inc.
750,000	3.20%, due 3/15/24	757,679
		1,668,291

Agricultural Chemicals 0.4%
	Mosaic Co.
785,000	3.75%, due 11/15/21	804,891

Agriculture 0.6%
	Bunge Limited Finance Corp.
550,000	8.50%, due 6/15/19	599,817
600,000	3.75%, due 9/25/27	593,878
		1,193,695

Auto Parts 0.9%
	Advance Auto Parts, Inc.
1,100,000	5.75%, due 5/1/20	1,173,201
	AutoZone, Inc.
600,000	3.125%, due 7/15/23	601,898
		1,775,099

Autos 1.8%
	Ford Motor Co.
675,000	7.45%, due 7/16/31	877,662
	Ford Motor Credit Co. LLC
800,000	3.336%, due 3/18/21	815,640
600,000	5.875%, due 8/2/21	663,635
1,000,000	3.815%, due 11/2/27	996,930
	General Motors Co.
400,000	5.20%, due 4/1/45	411,200
		3,765,067

Banks 8.7%
	Associated Banc-Corp
400,000	2.75%, due 11/15/19	402,897
	Bank of America Corp.
1,000,000	2.625%, due 10/19/20	1,004,610
2,000,000	4.00%, due 1/22/25	2,065,583
700,000	3.875%, due 8/1/25	734,580
	Barclays Bank PLC
700,000	5.14%, due 10/14/20	742,274
	Capital One Bank USA N.A.
1,100,000	3.375%, due 2/15/23	1,113,302
	Citigroup, Inc.
500,000	2.70%, due 3/30/21	502,421
1,000,000	3.50%, due 5/15/23	1,018,214
700,000	3.40%, due 5/1/26	702,638
1,000,000	4.45%, due 9/29/27	1,052,225
540,000	5.30%, due 5/6/44	620,075
	Credit Suisse Group
700,000	5.40%, due 1/14/20	740,545
	Credit Suisse Group Funding
	(Guernsey) Ltd.
650,000	4.55%, due 4/17/26	696,315
	Discover Bank
700,000	3.20%, due 8/9/21	711,784
	Fifth Third Bancorp
225,000	8.25%, due 3/1/38	339,866
	First Tennessee Bank
500,000	2.95%, due 12/1/19	503,610
	Huntington Bancshares, Inc.
1,500,000	3.15%, due 3/14/21	1,526,257
	JPMorgan Chase & Co.
1,500,000	4.25%, due 10/1/27	1,583,776
	KeyCorp
900,000	5.10%, due 3/24/21	974,092
	Lloyds Banking Group plc
800,000	4.65%, due 3/24/26	844,964
		17,880,028

Biotechnology 1.3%
	Amgen, Inc.
720,000	3.875%, due 11/15/21	750,831
1,006,000	4.663%, due 6/15/51	1,087,091
	Celgene Corp.
800,000	4.625%, due 5/15/44	831,624
		2,669,546

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2017 (continued)

Principal Amount		Value

Broker 2.6%
	Goldman Sachs Group, Inc.
$1,000,000	4.25%, due 10/21/25	$1,046,254
950,000	6.75%, due 10/1/37	1,255,338
	Merrill Lynch & Co., Inc.
1,050,000	6.11%, due 1/29/37	1,325,988
	Morgan Stanley
900,000	4.875%, due 11/1/22	970,104
	Nomura Holdings, Inc.
700,000	6.70%, due 3/4/20	762,602
		5,360,286
Building Materials 0.4%
	Owens Corning Inc.
775,000	4.20%, due 12/15/22	814,100

Chemicals 1.2%
	Dow Chemical Co.
666,000	4.25%, due 11/15/20	697,994
865,000	7.375%, due 11/1/29	1,144,992
	RPM International, Inc.
500,000	6.125%, due 10/15/19	533,683
		2,376,669

Commercial Finance 0.9%
	AerCap Ireland Capital Ltd.
1,000,000	4.625%, due 10/30/20	1,052,387
	Air Lease Corp.
700,000	3.875%, due 4/1/21	728,423
		1,780,810

Communications 1.2%
	Telefonica Emisiones SAU
1,735,000	5.462%, due 2/16/21	1,880,464
475,000	7.045%, due 6/20/36	628,541
		2,509,005

Communications Equipment 0.7%
	Harris Corp.
500,000	6.15%, due 12/15/40	638,653
	L3 Technologies, Inc.
775,000	4.75%, due 7/15/20	818,048
		1,456,701

Construction Materials Manufacturing 0.7%
	Vulcan Materials Co.
1,420,000	3.90%, due 4/1/27	1,452,191

Consumer Finance 0.5%
	Synchrony Financial
500,000	4.50%, due 7/23/25	520,914
	Western Union Co.
500,000	3.60%, due 3/15/22	508,029
		1,028,943

Consumer Products 0.2%
	Church & Dwight Co, Inc.
500,000	3.15%, due 8/1/27	491,721

Diversified Banks 0.5%
	Banco Santander SA
1,000,000	3.80%, due 2/23/28	1,000,009

Drugs and Druggists’ Sundries
Merchant Wholesalers 0.9%
	Actavis Funding SCS
700,000	3.00%, due 3/12/20	706,732
850,000	3.45%, due 3/15/22	865,290
268,000	4.75%, due 3/15/45	281,365
		1,853,387

Electric Utilities 2.8%
	Dominion Resources, Inc.
500,000	2.00%, due 8/15/21	490,446
470,000	4.90%, due 8/1/41	530,769
	Exelon Corp.
1,015,000	5.625%, due 6/15/35	1,227,608
	Indiana Michigan Power
750,000	6.05%, due 3/15/37	954,850
	Jersey Central Power & Light
700,000	7.35%, due 2/1/19	739,021

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2017 (continued)

Principal Amount		Value

Electric Utilities 2.8% (continued)
	NiSource Finance Corp.
$400,000	5.25%, due 2/15/43	$468,233
	Oncor Electric Delivery
595,000	7.00%, due 5/1/32	822,473
	Teco Finance, Inc.
550,000	5.15%, due 3/15/20	582,303
		5,815,703

Electrical Equipment Manufacturing 1.0%
	Fortive Corp.
750,000	3.15%, due 6/15/26	745,053
	Johnson Controls
	International plc
1,230,000	4.25%, due 3/1/21	1,294,194
		2,039,247

Exploration & Production 1.2%
	Apache Corp.
700,000	3.25%, due 4/15/22	706,414
600,000	4.75%, due 4/15/43	609,913
	EOG Resources, Inc.
527,000	2.625%, due 3/15/23	520,446
	Noble Energy, Inc.
533,000	3.90%, due 11/15/24	546,074
		2,382,847

Finance 0.5%
	Block Financial Corp.
900,000	5.50%, due 11/1/22	972,010

Financial Services 1.9%
	Ares Capital Corp.
500,000	3.50%, due 2/10/23	492,828
	Brookfield Finance, Inc.
1,000,000	4.25%, due 6/2/26	1,032,568
	Legg Mason, Inc.
500,000	5.625%, due 1/15/44	554,822
	Leucadia National Corp.
700,000	5.50%, due 10/18/23	748,440
	OM Asset Management plc
1,000,000	4.80%, due 7/27/26	1,036,305
		3,864,963

Food 0.8%
	ConAgra Brands, Inc.
1,300,000	7.00%, due 10/1/28	1,634,322

Food and Beverage 1.3%
	Kraft Heinz Foods Co.
700,000	3.50%, due 7/15/22	716,239
1,000,000	3.00%, due 6/1/26	957,129
1,000,000	4.375%, due 6/1/46	968,884
		2,642,252

Gas Pipelines 0.5%
	Plains All American
	Pipeline, L.P.
1,100,000	6.50%, due 5/1/18	1,118,042

Hardware 0.9%
	Diamond 1 Finance Corp. /
	Diamond 2 Finance Corp.
900,000	4.42%, due 6/15/21 (c)	940,419
900,000	6.02%, due 6/15/26 (c)	991,007
		1,931,426

Health and Personal Care Stores 1.0%
	CVS Health Corp.
620,000	3.875%, due 7/20/25	634,929
1,000,000	2.875%, due 6/1/26	948,091
500,000	5.125%, due 7/20/45	551,855
		2,134,875

Health Care Facilities and Services 1.1%
	Express Scripts Holding Co.
800,000	4.75%, due 11/15/21	855,659
	McKesson Corp.
800,000	4.883%, due 3/15/44	864,326

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2017 (continued)

Principal Amount		Value

Health Care Facilities and Services 1.1% (continued)
	Laboratory Corporation of
	America Holdings
$640,000	3.25%, due 9/1/24	$639,710
		2,359,695

Home and Office Products Manufacturing 0.5%
	Newell Brands, Inc.
1,000,000	4.20%, due 4/1/26	1,047,134

Information Technology 0.8%
	HP, Inc.
800,000	4.65%, due 12/9/21	855,009
	Ingram Micro, Inc.
775,000	5.00%, due 8/10/22	773,725
		1,628,734

Insurance 4.0%
	American International
	Group, Inc.
1,050,000	4.875%, due 6/1/22	1,139,140
100,000	6.25%, due 3/15/87	109,250
	Anthem, Inc.
600,000	4.65%, due 8/15/44	644,298
	Aon Corp.
600,000	5.00%, due 9/30/20	642,336
	AXA SA
500,000	8.60%, due 12/15/30	721,250
	Fidelity National Financial, Inc.
1,275,000	5.50%, due 9/1/22	1,405,347
	Markel Corp.
20,000	4.90%, due 7/1/22	21,648
	Metlife, Inc.
855,000	6.40%, due 12/15/66	981,010
	Protective Life Corp.
350,000	7.375%, due 10/15/19	381,713
	Prudential Financial, Inc.
1,075,000	6.625%, due 12/1/37	1,494,888
	Unum Group
700,000	5.625%, due 9/15/20	756,866
		8,297,746

Integrated Oils 0.4%
	Ecopetrol S.A.
900,000	4.125%, due 1/16/25	914,310

Lodging 0.3%
	Host Hotels & Resorts LP
600,000	4.75%, due 3/1/23	639,368

Machinery 0.4%
	Flowserve Corp.
900,000	3.50%, due 9/15/22	910,716

Manufacturing 0.5%
	Boston Scientific Corp.
1,000,000	4.125%, due 10/1/23	1,052,579

Media 2.7%
	Discover Communications LLC
500,000	3.30%, due 5/15/22	503,335
	Expedia, Inc.
800,000	5.95%, due 8/15/20	866,656
	Omnicom Group, Inc.
400,000	3.625%, due 5/1/22	414,943
	Time Warner Entertainment
	Company, L.P.
810,000	8.375%, due 7/15/33	1,103,293
	Time Warner, Inc.
500,000	4.05%, due 12/15/23	524,737
1,000,000	4.85%, due 7/15/45	1,032,534
	Viacom Inc.
700,000	3.875%, due 4/1/24	695,026
610,000	4.375%, due 3/15/43	511,841
		5,652,365

Medical Equipment and
Supplies Manufacturing 0.4%
	Becton Dickinson and Co.
800,000	4.685%, due 12/15/44	845,820

Metals 0.5%
	Southern Copper Corp.
750,000	6.75%, due 4/16/40	971,925

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2017 (continued)

Principal Amount		Value

Metals and Mining 0.5%
	Goldcorp Inc.
$500,000	3.70%, due 3/15/23	$515,123
	Reliance Steel & Aluminum Co.
500,000	4.50%, due 4/15/23	528,358
		1,043,481

Metalworking Machinery 0.6%
	Kennametal, Inc.
1,150,000	2.65%, due 11/1/19	1,148,905

Mining 1.2%
	Newmont Mining Corp.
800,000	4.875%, due 3/15/42	869,543
	Vale Overseas Limited
700,000	4.375%, due 1/11/22	728,665
700,000	6.875%, due 11/21/36	857,857
		2,456,065

Navigational, Measuring, Electromedical, and
Control Instruments Manufacturing 0.3%
	Northrop Grumman Corp.
500,000	4.75%, due 6/1/43	568,324

Newspaper, Periodical, Book, and
Directory Publishers 0.9%
	21st Century Fox America, Inc.
1,460,000	6.20%, due 12/15/34	1,801,884

Nondepository Credit Intermediation 1.1%
	General Motors Financial Co., Inc.
800,000	3.15%, due 1/15/20	810,144
800,000	4.20%, due 3/1/21	834,515
600,000	4.00%, due 1/15/25	612,283
		2,256,942

Oil and Gas 5.2%
	Anadarko Petroleum Corp.
900,000	6.45%, due 9/15/36	1,089,116
	Enterprise Products Operating LLC
1,850,000	4.85%, due 8/15/42	1,973,167
	Hess Corp.
800,000	5.60%, due 2/15/41	836,027
	Kinder Morgan Energy Partners
600,000	3.05%, due 12/1/19	605,482
750,000	3.95%, due 9/1/22	777,073
1,270,000	5.80%, due 3/15/35	1,400,522
700,000	5.55%, due 6/1/45	749,102
	Pemex Master Trust
1,150,000	6.625%, due 6/15/35	1,244,472
	Petroleos Mexicanos
700,000	5.50%, due 1/21/21	748,125
	Pioneer Natural Resource Co.
400,000	3.95%, due 7/15/22	416,888
	Valero Energy Corp.
655,000	6.625%, due 6/15/37	843,622
		10,683,596

Oil and Gas Extraction 0.4%
	Canadian Natural Resources Ltd.
700,000	4.95%, due 6/1/47	754,289

Oil and Gas Services and Equipment 0.5%
	Halliburton Co.
1,000,000	3.80%, due 11/15/25	1,032,007

Other Telecommunications 4.2%
	AT&T, Inc.
1,400,000	3.40%, due 5/15/25	1,377,731
600,000	3.90%, due 8/14/27	597,544
745,554	4.10%, due 2/15/28 (c)	747,399
1,537,410	4.30%, due 2/15/30 (c)	1,553,664
1,200,000	4.50%, due 5/15/35	1,173,617
1,000,000	4.90%, due 8/14/37	999,909
700,000	6.00%, due 8/15/40	790,727
1,400,000	4.80%, due 6/15/44	1,364,612
		8,605,203

Paper 1.3%
	International Paper Co.
742,000	4.75%, due 2/15/22	800,347
700,000	6.00%, due 11/15/41	868,950

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2017 (continued)

Principal Amount		Value

Paper 1.3% (continued)
	Weyerhaeuser Co.
$800,000	7.375%, due 3/15/32	$1,102,721
		2,772,018

Pharmaceuticals 3.1%
	AbbVie, Inc.
500,000	2.30%, due 5/14/21	495,496
1,000,000	3.60%, due 5/14/25	1,023,361
800,000	4.40%, due 11/6/42	836,339
	Mylan N.V.
1,000,000	3.15%, due 6/15/21	1,006,344
	Shire Acquisitions Investments
	Ireland DAC
1,500,000	2.875%, due 9/23/23	1,469,679
	Teva Pharmaceutical Finance
	Netherlands III B.V.
2,000,000	3.15%, due 10/1/26	1,669,534
		6,500,753

Pipeline Transportation of Crude Oil 0.5%
	Magellan Midstream Partners LP
500,000	3.20%, due 3/15/25	492,241
	Sunoco Logistics Partners
500,000	4.25%, due 4/1/24	513,464
		1,005,705

Pipeline Transportation of Natural Gas 0.9%
	Williams Partners L.P.
500,000	3.60%, due 3/15/22	512,171
800,000	3.90%, due 1/15/25	815,668
500,000	5.10%, due 9/15/45	532,928
		1,860,767

Pipelines 2.3%
	El Paso Electric Co.
850,000	6.00%, due 5/15/35	1,018,899
	Enbridge Energy Partners, L.P.
590,000	5.20%, due 3/15/20	621,325
	Energy Transfer Partners L.P.
700,000	5.20%, due 2/1/22	750,208
1,000,000	7.60%, due 2/1/24	1,163,752
	Oneok Partners L.P.
1,200,000	3.375%, due 10/1/22	1,215,646
		4,769,830

Property & Casualty Insurance 1.2%
	Mercury General Corp.
1,000,000	4.40%, due 3/15/27	1,026,826
	The Hanover Insurance
	Group, Inc.
1,400,000	4.50%, due 4/15/26	1,458,709
		2,485,535

Railroad 0.7%
	Canadian Pacific Railway Co.
700,000	2.90%, due 2/1/25	694,100
	Norfolk Southern Corp.
700,000	3.85%, due 1/15/24	738,163
		1,432,263

Real Estate 1.6%
	Columbia Property Trust
	Operating Partnership, L.P.
1,000,000	3.65%, due 8/15/26	977,173
	Crown Castle International Corp.
500,000	3.65%, due 9/1/27	496,740
	Essex Portfolio, L.P.
1,000,000	3.375%, due 4/15/26	991,530
	UDR, Inc.
1,000,000	3.50%, due 7/1/27	996,384
		3,461,827

Real Estate Investment Trusts 2.3%
	Boston Properties LP
1,400,000	4.125%, due 5/15/21	1,469,870
	Health Care REIT, Inc.
1,050,000	5.25%, due 1/15/22	1,143,486
	Ventas Realty LP
1,500,000	4.75%, due 6/1/21	1,594,907
500,000	3.75%, due 5/1/24	514,073
		4,722,336

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2017 (continued)

Principal Amount		Value

Refining & Marketing 0.2%
	Marathon Petroleum Corp.
$500,000	3.625%, due 9/15/24	$508,818

Restaurants 0.3%
	McDonald’s Corp.
550,000	4.875%, due 12/9/45	623,113

Retail 1.1%
	Macy’s Retail Holdings, Inc.
800,000	2.875%, due 2/15/23	735,779
400,000	6.70%, due 7/15/34	403,935
	Walgreens Boots Alliance
1,000,000	4.80%, due 11/18/44	1,050,423
		2,190,137

Retail – Consumer Discretionary 0.1%
	AutoNation, Inc.
200,000	3.50%, due 11/15/24	198,418

Retail – Consumer Staples 0.5%
	Sysco Corp.
1,000,000	2.50%, due 7/15/21	998,404

Scientific Instruments 0.4%
	Thermo Fisher Scientific, Inc.
900,000	3.60%, due 8/15/21	930,076

Software 1.6%
	Fiserv, Inc.
700,000	3.50%, due 10/1/22	720,209
600,000	3.85%, due 6/1/25	626,320
	Jabil, Inc.
1,800,000	4.70%, due 9/15/22	1,895,400
		3,241,929

Software & Services 0.8%
	Equifax, Inc.
200,000	2.30%, due 6/1/21	194,223
	Hewlett Packard Enterprise Co.
700,000	3.60%, due 10/15/20 (b)	717,519
700,000	4.90%, due 10/15/25 (b)	730,133
		1,641,875

Telecommunications 2.1%
	American Tower Corp.
1,350,000	5.05%, due 9/1/20	1,436,821
	British Telecommunications PLC
855,000	9.125%, due 12/15/30 (b)	1,270,525
	Deutsche Telekom
	International Finance
345,000	8.75%, due 6/15/30 (b)	506,072
	France Telecom SA
575,000	5.375%, due 1/13/42	688,474
	Grupo Televisa SAB
400,000	6.625%, due 3/18/25	476,713
		4,378,605

Tobacco 0.7%
	Reynolds American, Inc.
1,400,000	4.45%, due 6/12/25	1,494,782

Toys and Games 0.4%
	Mattel, Inc.
820,000	5.45%, due 11/1/41	772,850

Transportation 0.9%
	CSX Corp.
1,390,000	6.22%, due 4/30/40	1,816,828

Transportation and Logistics 0.5%
	FedEx Corp.
1,000,000	4.00%, due 1/15/24	1,065,752

Travel & Lodging 0.3%
	Marriott International, Inc.
600,000	3.75%, due 3/15/25	616,263

Utilities 0.7%
	PSEG Power LLC
500,000	4.30%, due 11/15/23	534,333
	Southern Co.
1,000,000	3.25%, due 7/1/26	984,350
		1,518,683

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2017 (continued)

Principal Amount		Value

Utilities – Gas 0.3%
	National Fuel Gas Co.
$680,000	4.90%, due 12/1/21	$716,966

Waste and Environment Services
and Equipment 0.3%
	Waste Management, Inc.
700,000	3.125%, due 3/1/25	705,466

Wired Telecommunications Carriers 2.5%
	Verizon Communications, Inc.
900,000	5.15%, due 9/15/23	996,806
4,200,000	4.522%, due 9/15/48	4,103,822
		5,100,628

Wireless Telecommunications Services 0.8%
	Vodafone Group PLC
1,600,000	2.95%, due 2/19/23	1,604,559

Total Corporate Bonds
(cost $180,941,958)		188,222,400

SOVEREIGN BONDS 6.4%
	Republic of Colombia
1,000,000	7.375%, due 3/18/19	1,063,700
600,000	3.875%, due 4/25/27	609,450
890,000	7.375%, due 9/18/37	1,193,490
	Republic of Italy
1,050,000	6.875%, due 9/27/23	1,251,547
	Republic of Panama
200,000	5.20%, due 1/30/20	213,250
750,000	6.70%, due 1/26/36	1,005,000
	Republic of Peru
1,050,000	6.55%, due 3/14/37	1,419,821
	Republic of Philippines
1,625,000	5.00%, due 1/13/37	1,923,139
	Republic of Uruguay
209,742	8.00%, due 11/18/22	255,046
	United Mexican States
1,684,000	3.625%, due 3/15/22	1,762,306
2,490,000	4.75%, due 3/8/44	2,536,065
		13,232,814

Total Sovereign Bonds
(cost $13,036,213)		13,232,814

U.S. GOVERNMENT
INSTRUMENTALITIES 1.0%

U.S. Treasury Securities 1.0%
	U.S. Treasury Bond
700,000	2.75%, due 11/15/47	688,666
	U.S. Treasury Notes
1,500,000	2.25%, due 11/15/27	1,478,115
Total U.S. Government Instrumentalities
(cost $2,178,571)		2,166,781

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2017 (continued)

Shares	Value

SHORT-TERM INVESTMENTS 0.5%
971,168	Fidelity Institutional Money
Market Government Portfolio –
Class I, 0.97% (a)	$971,168

Total Short-Term Investments
(cost $971,168)	971,168
Total Investments
(cost $197,127,910)	99.0%	204,593,163
Other Assets less Liabilities	1.0%	2,060,443
TOTAL NET ASSETS	100.0%	$206,653,606

(a)	Rate shown is the 7-day annualized yield as of November 30, 2017.
(b)	Step-up bond that pays one interest rate for a certain period and a higher rate thereafter. The interest rate shown is the rate in effect as of November 30, 2017.
(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of November 30, 2017, the value of these investments was $4,232,489 or 2.05% of total net assets.

Country Allocation
Country	% of Net Assets
United States	79.0%
Mexico	3.3%
United Kingdom	3.0%
Ireland	1.8%
Colombia	1.8%
Spain	1.7%
Netherlands	1.5%
Canada	1.5%
Philippines	0.9%
Luxembourg	0.9%
Brazil	0.8%
Peru	0.7%
France	0.7%
Italy	0.6%
Panama	0.6%
Japan	0.4%
Switzerland	0.4%
Guernsey	0.3%
Uruguay	0.1%
100.0%

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – November 30, 2017

Principal Amount		Value

MORTGAGE-BACKED SECURITIES 97.6%

Commercial Mortgage-Backed Securities 1.2%
	Aventura Mall Trust
$800,000	3.74%, due 12/5/32, Series
	2013-AVM, Class A (a) (d)	$827,332

Residential Mortgage-Backed Securities 2.5%
	Colony American Homes
1,743,227	2.40% (1 Month LIBOR USD +
	1.150%), due 5/17/31, Series
	2014-1A, Class A (d)	1,749,133

U.S. Government Agencies 93.9%
	FHLMC Pool
310,653	4.00%, due 3/1/26, #J14785	324,393
632,519	3.00%, due 11/1/26, #G18409	644,884
353,844	3.00%, due 6/1/27, #G14497	360,761
884,298	2.50%, due 12/1/31, #G18622	883,334
124,012	4.50%, due 10/1/35, #A37869	132,353
243,896	6.50%, due 9/1/36, #A54908	279,161
227,576	6.00%, due 6/1/37, #A62176	255,155
189,169	6.00%, due 6/1/37, #A62444	213,999
277	7.00%, due 9/1/37, #A66041	277
197,354	5.00%, due 10/1/38, #G04832	214,968
116,487	5.00%, due 2/1/39, #G05507	126,886
104,257	4.50%, due 11/1/39, #G05748	111,014
96,464	4.50%, due 12/1/39, #A90175	102,949
403,921	4.50%, due 5/1/40, #G06047	431,250
132,194	4.50%, due 8/1/40, #A93505	141,379
301,752	3.50%, due 1/1/41, #A96409	310,972
145,387	4.50%, due 1/1/41, #A96176	154,845
488,676	3.50%, due 2/1/42, #Q05996	503,633
403,036	3.50%, due 4/1/42, #Q07654	415,373
802,992	3.50%, due 5/1/42, #G08491	827,572
624,127	3.50%, due 6/1/42, #C09000	643,218
392,888	3.50%, due 6/1/42, #Q08641	404,908
440,298	3.50%, due 8/1/42, #Q10324	453,733
489,976	3.50%, due 6/1/43, #V80161	504,833
505,530	3.00%, due 8/1/43, #G08540	506,689
299,299	3.00%, due 8/1/43, #Q20559	299,736
178,380	3.50%, due 8/1/43, #Q21435	183,840
521,635	3.50%, due 2/1/44, #Q24712	537,567
1,484,541	4.00%, due 8/1/44, #G08601	1,552,219
1,119,643	3.00%, due 3/1/45, #G08631	1,118,556
1,561,964	3.00%, due 5/1/45, #G08640	1,560,629
842,657	3.00%, due 5/1/45, #Q33337	842,002
577,661	3.50%, due 11/1/45, #G08676	592,767
232,772	3.00%, due 12/1/46, #Q44655	232,561
3,154,405	3.00%, due 1/1/47, #G08741	3,151,379
637,454	3.00%, due 1/1/47, #Q45636	636,941
192,739	3.00%, due 2/1/47, #G08747	192,528
	FHLMC Gold TBA (b)
4,900,000	3.50%, due 12/15/41	5,023,225
400,000	3.50%, due 1/15/42	409,559
	FNMA Pool
538,216	3.00%, due 8/1/21, #AL0579	548,887
30,124	6.00%, due 2/1/22, #912522	31,228
162,636	5.50%, due 7/1/22, #905040	169,067
197,203	4.00%, due 12/1/25, #AH6058	203,263
152,866	4.00%, due 1/1/26, #AH3925	159,470
333,375	4.00%, due 5/1/26, #AH8174	347,712
120,834	3.00%, due 4/1/27, #AB4997	123,499
471,087	3.00%, due 9/1/27, #AQ0333	481,483
358,324	2.50%, due 4/1/31, #BC4938	357,906
855,843	2.50%, due 10/1/31, #BC9305	854,844
914,893	2.50%, due 11/1/31, #BD9466	913,824
152,329	5.00%, due 5/1/36, #745515	166,481
112,511	5.50%, due 6/1/37, #918554	124,769
171,440	6.00%, due 6/1/37, #888413	193,317
101,252	6.00%, due 6/1/37, #917129	113,711
575	5.00%, due 1/1/39, #AA0862	624
123,428	4.50%, due 6/1/39, #AA7681	131,764
98,459	5.00%, due 8/1/39, #AC3221	106,559
742,116	4.00%, due 12/1/39, #AE0215	779,439
221,836	5.00%, due 5/1/40, #AD6374	240,642
126,166	4.00%, due 9/1/40, #AE4311	132,485
131,560	4.00%, due 10/1/40, #AE6057	138,174

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – November 30, 2017 (continued)

Principal Amount		Value

U.S. Government Agencies 93.9% (continued)
	FNMA Pool (continued)
$252,888	4.00%, due 12/1/40, #MA0583	$265,605
104,221	4.00%, due 2/1/41, #AH3200	109,413
120,172	4.50%, due 5/1/41, #AI1888	128,897
100,553	4.00%, due 10/1/41, #AJ4052	105,558
128,933	4.00%, due 11/1/41, #AJ4668	135,360
253,999	4.00%, due 11/1/41, #AJ5643	266,675
186,093	4.00%, due 4/1/42, #MA1028	195,371
1,162,805	3.50%, due 7/1/43, #AB9774	1,195,747
1,285,761	3.00%, due 8/1/43, #AU3363	1,289,678
370,485	4.00%, due 6/1/44, #AW4979	387,432
546,591	4.00%, due 9/1/44, #AS3392	571,997
475,880	4.00%, due 11/1/44, #AS3903	497,922
411,843	4.00%, due 11/1/44, #AS3906	430,953
422,006	3.00%, due 4/1/45, #AS4774	421,821
703,340	3.50%, due 4/1/45, #AY3376	721,948
224,294	3.00%, due 5/1/45, #AY6042	224,167
294,346	3.00%, due 6/1/45, #AZ0171	294,180
1,620,638	3.00%, due 6/1/45, #AZ0504	1,620,138
795,130	3.00%, due 6/1/45, #AZ2754	794,269
741,576	3.50%, due 8/1/45, #AS5699	761,195
361,290	3.50%, due 9/1/45, #AS5722	370,848
1,173,056	3.00%, due 10/1/45, #AZ6877	1,171,240
1,684,584	3.50%, due 12/1/45, #BA2275	1,729,151
1,342,277	3.50%, due 12/1/45, #MA2471	1,377,788
859,580	3.50%, due 3/1/46, #MA2549	882,321
1,630,145	3.00%, due 7/1/46, #MA2670	1,627,621
933,098	3.00%, due 9/1/46, #AS7904	931,653
292,878	3.00%, due 4/1/47, #AS9448	292,424
492,019	3.00%, due 5/1/47, #AS9562	491,257
494,556	3.50%, due 8/1/47, #MA3087	507,640
	FNMA TBA (b)
1,500,000	3.00%, due 12/15/25	1,528,260
3,900,000	3.50%, due 12/15/40	3,999,176
	GNMA Pool
22,802	6.50%, due 6/15/36, #652593	25,370
11,341	6.50%, due 10/15/36, #646564	12,610
38,657	6.00%, due 11/15/36, #617294	43,348
87,758	6.50%, due 12/15/36, #618753	99,404
90,316	6.00%, due 4/15/37, #668411	102,036
48,350	6.00%, due 10/15/37, #664379	54,238
184,158	4.50%, due 5/15/39, #717066	195,064
278,648	5.50%, due 6/15/39, #714720	307,715
255,690	4.50%, due 7/15/39, #720160	270,811
660,834	5.00%, due 9/15/39, #726311	719,610
	GNMA TBA (b)
6,500,000	3.50%, due 12/15/40	6,725,576
		65,484,683
Total Mortgage-Backed Securities
(cost $67,545,106)		68,061,148

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – November 30, 2017 (continued)

Shares/
Principal Amount			Value

SHORT-TERM INVESTMENTS 28.0%

Money Market Fund 0.9%
602,789	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.97% (c)		$602,789

U.S. Treasury Bill 27.1%
$3,500,000	1.176%, due 2/8/18 (e)		3,492,109
3,000,000	1.258%, due 3/15/18 (e)		2,989,102
3,000,000	1.293%, due 4/12/18 (e)		2,985,782
3,500,000	1.308%, due 5/3/18 (e)		3,480,551
5,000,000	1.345%, due 5/10/18 (e)		4,970,111
1,000,000	1.393%, due 5/24/18 (e)		993,270
			18,910,925
Total Short-Term Investments
(cost $19,516,792)			19,513,714
Total Investments
(cost $87,061,898)		125.6%	87,574,862
Liabilities less Other Assets		(25.6)%	(17,856,043)
TOTAL NET ASSETS		100.0%	$69,718,819

(a)	Variable rate security. The coupon is based on an underlying pool of loans. Rate shown reflects the rate in effect as of November 30, 2017.
(b)	Security purchased on a when-issued basis. As of November 30, 2017, the total cost of investments purchased on a when-issued basis was $17,685,796 or 25.37% of total net assets.
(c)	Rate shown is the 7-day annualized yield as of November 30, 2017.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of November 30, 2017, the value of these investments was $2,576,465 or 3.70% of total net assets.

(e)	Rate shown is the discount rate at November 30, 2017.

FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
TBA – To Be Announced

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Assets and Liabilities – November 30, 2017

	BBB	MBS
	Bond Fund	Bond Fund
Assets:
Investments in securities, at value (cost $197,127,910 and $87,061,898, respectively)	$204,593,163	$87,574,862
Receivable for fund shares sold	100,645	43,479
Interest receivable	2,292,661	140,807
Due from investment adviser (Note 4)	5,993	1,109
Prepaid expenses	16,120	2,613
Total assets	207,008,582	87,762,870

Liabilities:
Payable for securities purchased	—	17,739,846
Payable for fund shares redeemed	268,789	249,267
Due to Custodian	17,421	—
Administration fees	9,981	7,149
Custody fees	3,258	2,990
Transfer agent fees and expenses	8,908	6,718
Fund accounting fees	16,914	12,020
Audit fees	19,793	19,793
Chief Compliance Officer fee	1,451	1,451
Trustees’ fees and expenses	1,050	909
Accrued expenses	7,411	3,908
Total liabilities	354,976	18,044,051
Net Assets	$206,653,606	$69,718,819

Net Assets Consist of:
Paid-in capital	$202,776,452	$69,965,520
Undistributed net investment income	65,333	37,883
Accumulated net realized loss on investments	(3,653,432)	(797,548)
Net unrealized appreciation on investments	7,465,253	512,964
Net Assets	$206,653,606	$69,718,819

Net Asset Value, Offering Price and Redemption Price Per Share	$9.35	$9.49

Shares Issued and Outstanding
(Unlimited number of shares authorized, par value $0.01)	22,113,764	7,348,334

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Operations – Year Ended November 30, 2017

	BBB	MBS
	Bond Fund	Bond Fund
Investment Income:
Interest	$8,552,346	$1,844,852
Total investment income	8,552,346	1,844,852

Expenses:
Fund accounting fees (Note 4)	99,427	83,523
Transfer agent fees and expenses (Note 4)	80,345	39,440
Administration fees (Note 4)	61,625	44,658
Registration fees	21,598	21,759
Audit fees	19,809	19,809
Custody fees (Note 4)	18,645	23,963
Trustees’ fees and expenses	13,574	11,963
Reports to shareholders	12,393	4,461
Chief Compliance Officer fee (Note 4)	8,951	8,951
Legal fees	8,508	8,109
Insurance	4,888	2,721
Miscellaneous	7,618	4,777
Total expenses	357,381	274,134
Less: Expense reimbursement from adviser (Note 4)	(34,287)	(157,293)
Net expenses	323,094	116,841
Net investment income	8,229,252	1,728,011

Realized and Unrealized Gain/(Loss) on Investments
Net realized gain on investments	846,057	689,212
Net change in unrealized appreciation on investments	5,602,527	(1,128,899)
Net gain/(loss) on investments	6,448,584	(439,687)
Net increase in net assets resulting from operations	$14,677,836	$1,288,324

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Changes in Net Assets

	BBB		MBS
	Bond Fund		Bond Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2016
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$8,229,252	$8,743,216	$1,728,011	$2,391,240
Net realized gain/(loss) on investments	846,057	(2,349,226)	689,212	135,091
Net change in unrealized appreciation/(depreciation)
on investments	5,602,527	4,525,666	(1,128,899)	(1,101,213)
Net increase in net assets resulting from operations	14,677,836	10,919,656	1,288,324	1,425,118

Distributions Paid to Shareholders:
Distributions from net investment income	(8,234,499)	(8,837,026)	(1,903,552)	(2,673,050)
Total distributions	(8,234,499)	(8,837,026)	(1,903,552)	(2,673,050)

Capital Share Transactions:
Net proceeds from shares sold	39,251,172	46,638,635	19,135,112	14,977,768
Distributions reinvested	6,203,428	6,536,283	983,435	1,602,118
Payment for shares redeemed	(68,284,675)	(58,163,397)	(37,661,932)	(23,522,211)
Net decrease in net assets
from capital share transactions	(22,830,075)	(4,988,479)	(17,543,385)	(6,942,325)
Total decrease in net assets	(16,386,738)	(2,905,849)	(18,158,613)	(8,190,257)

Net Assets, Beginning of Year	223,040,344	225,946,193	87,877,432	96,067,689
Net Assets, End of Year	$206,653,606	$223,040,344	$69,718,819	$87,877,432
Includes Undistributed Net Investment Income of	$65,333	$70,580	$37,883	$66,121

Transactions in Shares:
Shares sold	4,229,004	5,048,484	2,005,984	1,534,571
Shares issued on reinvestment of distributions	668,722	712,114	103,244	164,509
Shares redeemed	(7,364,543)	(6,359,563)	(3,951,526)	(2,413,028)
Net decrease in shares outstanding	(2,466,817)	(598,965)	(1,842,298)	(713,948)

The accompanying notes are an integral part of these financial statements.

PIA Funds
BBB BOND FUND
Financial Highlights

	Year Ended November 30,
	2017	2016	2015	2014	2013
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$9.07	$8.97	$9.57	$9.48	$10.41

Income From Investment Operations:
Net investment income	0.35	0.36	0.36	0.37	0.39
Net realized and unrealized gain/(loss) on investments	0.28	0.10	(0.55)	0.43	(0.64)
Total from investment operations	0.63	0.46	(0.19)	0.80	(0.25)

Less Distributions:
Distributions from net investment income	(0.35)	(0.36)	(0.36)	(0.37)	(0.39)
Distributions from net realized gains on investments	—	—	(0.05)	(0.34)	(0.29)
Total distributions	(0.35)	(0.36)	(0.41)	(0.71)	(0.68)

Net asset value, end of year	$9.35	$9.07	$8.97	$9.57	$9.48

Total Return	7.10%	5.18%	-2.08%	8.85%	-2.49%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$206,654	$223,040	$225,946	$239,734	$269,078
Ratio of expenses to average net assets:
Net of expense reimbursement	0.15%	0.15%	0.15%	0.02%*	0.00%
Before expense reimbursement	0.17%	0.17%	0.16%	0.15%	0.14%
Ratio of net investment income to average net assets:
Net of expense reimbursement	3.81%	3.90%	3.87%	3.86%	3.99%
Before expense reimbursement	3.79%	3.88%	3.86%	3.73%	3.85%
Portfolio turnover rate	11%	31%	18%	18%	47%

*	Effective October 1, 2014, the expense cap increased from 0.00% to 0.15%.

The accompanying notes are an integral part of these financial statements.

PIA Funds
MBS BOND FUND
Financial Highlights

	Year Ended November 30,
	2017	2016	2015	2014	2013
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$9.56	$9.70	$9.82	$9.65	$10.04

Income From Investment Operations:
Net investment income	0.25	0.25	0.24	0.29	0.15
Net realized and unrealized gain/(loss) on investments	(0.05)	(0.11)	(0.09)	0.20	(0.23)
Total from investment operations	0.20	0.14	0.15	0.49	(0.08)

Less Distributions:
Distributions from net investment income	(0.27)	(0.28)	(0.27)	(0.32)	(0.24)
Distributions from net realized gains on investments	—	—	—	—	(0.07)
Total distributions	(0.27)	(0.28)	(0.27)	(0.32)	(0.31)

Net asset value, end of year	$9.49	$9.56	$9.70	$9.82	$9.65

Total Return	2.09%	1.48%	1.54%	5.17%	-0.74%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$69,719	$87,877	$96,068	$97,345	$97,439
Ratio of expenses to average net assets:
Net of expense reimbursement	0.17%^	0.15%	0.15%	0.03%*	0.00%
Before expense reimbursement	0.39%	0.32%	0.29%	0.29%	0.22%
Ratio of net investment income to average net assets:
Net of expense reimbursement	2.49%	2.59%	2.43%	2.94%	1.65%
Before expense reimbursement	2.27%	2.42%	2.29%	2.68%	1.43%
Portfolio turnover rate	151%	67%	161%	160%	290%

*	Effective October 1, 2014, the expense cap increased from 0.00% to 0.15%.
^	Effective March 30, 2017, the expense cap increased from 0.15% to 0.18%.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Notes to Financial Statements – November 30, 2017

Note 1 – Organization
The PIA BBB Bond Fund and the PIA MBS Bond Fund (the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Currently, the Funds offer the Managed Account Completion Shares (MACS) class.  Each of the Funds is diversified and has separate assets and liabilities and differing investment objectives.  The investment objective of the PIA BBB Bond Fund (the “BBB Bond Fund”) is to seek to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard and Poor’s Ratings Services, the Baa category by Moody’s Investors Services, Inc. or the BBB category by Fitch Ratings, Inc.  The investment objective of the PIA MBS Bond Fund (the “MBS Bond Fund”) is to seek to provide a total rate of return that approximates that of mortgage-backed securities (“MBS”) included in the Bloomberg Barclays U.S. MBS Fixed Rate Index.  The BBB Bond Fund and the MBS Bond Fund commenced operations on September 25, 2003 and February 28, 2006, respectively.  Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the Funds.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations. The Funds are required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has

PIA Funds
Notes to Financial Statements – November 30, 2017 (continued)

concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014 – 2016, or expected to be taken in the Funds’ 2017 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a Fund’s respective net assets, or by other equitable means.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

For the year ended November 30, 2017, the MBS Bond Fund made the following permanent tax adjustments on the statements of assets and liabilities:

Undistributed	Accumulated Net
Net Investment	Realized
Income	Loss	Paid-in Capital
$147,303	$(147,303)	$ —

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

PIA Funds
Notes to Financial Statements – November 30, 2017 (continued)

New Accounting Pronouncements – In March 2017, FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Events Subsequent to the Fiscal Year End – In preparing the financial statements as of November 30, 2017, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Note 3 – Securities Valuation
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.  The Funds’ investments are carried at fair value.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

PIA Funds
Notes to Financial Statements – November 30, 2017 (continued)

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

All foreign securities owned by the BBB Bond Fund are U.S. dollar denominated.

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Equity Securities – Equity securities, including exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the

PIA Funds
Notes to Financial Statements – November 30, 2017 (continued)

most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Funds.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Funds’ investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees.  As of November 30, 2017, Pacific Income Advisers, Inc., the adviser, has determined that the Rule 144A securities held by the Funds are considered liquid.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of November 30, 2017:

BBB Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$188,222,400	$—	$188,222,400
Sovereign Bonds	—	13,232,814	—	13,232,814
U.S. Government Instrumentalities	—	2,166,781	—	2,166,781
Total Fixed Income	—	203,621,995	—	203,621,995
Short-Term Investments	971,168	—	—	971,168
Total Investments	$971,168	$203,621,995	$—	$204,593,163

PIA Funds
Notes to Financial Statements – November 30, 2017 (continued)

MBS Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial Mortgage-Backed Securities	$—	$827,332	$—	$827,332
Residential Mortgage-Backed Securities	—	1,749,133	—	1,749,133
Mortgage-Backed Securities –
U.S. Government Agencies	—	65,484,683	—	65,484,683
Total Fixed Income	—	68,061,148	—	68,061,148
Short-Term Investments	602,789	18,910,925	—	19,513,714
Total Investments	$602,789	$86,972,073	$—	$87,574,862

Refer to each Fund’s schedule of investments for a detailed break-out of securities.  Transfers between levels are recognized at November 30, 2017, the end of the reporting period.  The Funds recognized no transfers to/from level 1 or level 2. The Funds held no level 3 securities during the year ended November 30, 2017.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Funds have investment advisory agreements with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  Under the agreement, the Funds do not pay the Adviser an investment advisory fee.  However, investors in the Funds will be charged investment advisory fees by the Adviser and persons other than the Adviser.  Clients of PIA pay PIA an investment advisory fee to manage their assets, including assets invested in the Funds.  Participants in “wrap-fee” programs pay fees to the program sponsor, who in turn pays fees to the Adviser.

The Funds are responsible for their own operating expenses.  PIA has voluntarily agreed to limit the total expenses of the BBB Bond Fund and MBS Bond Fund to an annual rate of 0.15% and 0.18%, respectively, of each Fund’s average daily net assets through at least March 29, 2018. Prior to March 30, 2017, the actual net expenses were voluntarily limited to 0.15% for the MBS Bond Fund. The Adviser may not recoup expense reimbursements in future periods.  For the year ended November 30, 2017, the Adviser absorbed Fund expenses in the amount of $34,287 and $157,293 for the BBB Bond Fund and the MBS Bond Fund, respectively.

U.S. Bancorp Fund Services, LLC (the “Administrator” or “USBFS”) acts as the Funds’ Administrator under an administration agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

USBFS also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of USBFS and U.S. Bank N.A.

PIA Funds
Notes to Financial Statements – November 30, 2017 (continued)

Certain officers of the Funds are employees of USBFS.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A as he was recently, previously employed by USBFS.  This same Trustee was recently an interested person of the Distributor.

For the year ended November 30, 2017, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	BBB Bond Fund	MBS Bond Fund
Administration	$61,625	$44,658
Fund Accounting	99,427	83,523
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	38,613	33,067
Custody	18,645	23,963
Chief Compliance Officer	8,951	8,951

At November 30, 2017, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

	BBB Bond Fund	MBS Bond Fund
Administration	$9,981	$7,149
Fund Accounting	16,914	12,020
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	5,557	5,424
Custody	3,258	2,990
Chief Compliance Officer	1,451	1,451

Note 5 – Purchases and Sales of Securities
For the year ended November 30, 2017, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
BBB Bond Fund	$15,406,999	$35,381,402	$8,622,546	$10,544,833
MBS Bond Fund	—	3,122,862	104,111,535	118,370,105

Note 6 – Line of Credit
The BBB Bond Fund and the MBS Bond Fund have a line of credit in the amount of $18,400,000 and $9,800,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the year ended November 30, 2017, the Funds did not draw upon their lines of credit.

Note 7 – Federal Income Tax Information
Net investment income and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of paydowns.

PIA Funds
Notes to Financial Statements – November 30, 2017 (continued)

The tax character of distributions paid during the years ended November 30, 2017 and November 30, 2016 was as follows:

	BBB Bond Fund		MBS Bond Fund
	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2016
Ordinary income	$8,234,499	$8,837,026	$1,903,552	$2,673,050

As of November 30, 2017, the components of capital on a tax basis were as follows:

	BBB Bond Fund	MBS Bond Fund
Cost of investments (a)	$197,144,427	$87,071,759
Gross unrealized appreciation	9,309,255	785,685
Gross unrealized depreciation	(1,860,519)	(282,582)
Net unrealized appreciation (a)	7,448,736	503,103
Undistributed ordinary income	65,333	37,883
Undistributed long-term capital gain	—	—
Total distributable earnings	65,333	37,883
Other accumulated gains/(losses)	(3,636,915)	(787,687)
Total accumulated earnings/(losses)	$3,877,154	$(246,701)

(a)	The difference between book-basis and tax-basis net unrealized appreciation in the Funds is attributable primarily to wash sales.

At November 30, 2017, the Funds had tax short-term capital losses and tax long-term capital losses, which may be carried over indefinitely to offset future gains, as follows:

	BBB Bond Fund	MBS Bond Fund
Short-term capital losses	$108,925	$172,914
Long-term capital losses	3,527,990	614,773

During the year ended November 30, 2017, the BBB Bond Fund and MBS Bond Fund utilized $846,057 and $539,674, respectively, of capital loss carryover.

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Market Risk. The prices of the securities in which the Funds invest may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•
Interest Rate Risk. Fixed income securities may change in value because of changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

PIA Funds
Notes to Financial Statements – November 30, 2017 (continued)

•	Credit Risk. The issuers of the bonds and other debt securities held by the Funds may not be able to make interest or principal payments.

•
Prepayment Risk. Issuers of securities held by the Funds may be able to prepay principal due on these securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. When debt obligations are prepaid or when securities are called, the Funds may have to reinvest in securities with a lower yield. Prepayment risk is a major risk of mortgage-backed securities.

BBB Bond Fund

•
High Yield Securities Risk. The BBB Bond Fund may hold high yield securities as a result of credit rating downgrades. Securities with ratings lower than BBB or Baa are known as “high yield” securities (commonly known as “junk bonds”). High yield bond issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

•
Foreign and Emerging Market Securities Risk. Foreign economies may differ from domestic companies in the same industry. Investment in emerging markets involves additional risks, including less social, political and economic stability, smaller securities markets and lower trading volume, restrictive national policies and less developed legal structures.

MBS Bond Fund

•
Risks associated with Real Estate and Regulatory Actions. The securities that the MBS Bond Fund owns are dependent on real estate prices. Although some of the securities in the Fund are expected to either have a U.S. Government sponsored entity guarantee or be AAA rated by Moody’s Investors Service, Inc., Standard & Poor’s Rating Services and/or Fitch Ratings, Inc., if real estate experiences a significant price decline, this could adversely affect the prices of the securities the Fund owns. Any adverse regulatory action could impact the prices of the securities the Fund owns.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
TBA Securities Risk. In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. The principal risk of TBA transactions are increased credit risk and increased overall investment exposure.

•
CMO Risk. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal on CMOs is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams. CMOs may offer a higher yield than U.S. Government securities, but they may also be subject to greater price fluctuation and credit risk.

PIA Funds
Notes to Financial Statements – November 30, 2017 (continued)

•
Dollar Roll Risk. Dollar rolls involve the risk that the MBS Bond Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. In addition, the Fund earns interest by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in the Fund’s portfolio.

•
Risks Associated with Inflation and Deflation. Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation.

•
Government-Sponsored Entities Risk. Securities issued or guaranteed by government-sponsored entities, including GNMA, FNMA, and FHLMC, may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

•
Risks Associated with Mortgage-Backed Securities. These risks include Market Risk, Interest Rate Risk, Credit Risk and Prepayment Risk, as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile. In particular, events related to the U.S. housing market in recent years have had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in these securities.

•
Asset-Backed Securities Risks. These risks include Market Risk, Interest Rate Risk, Credit Risk, and Prepayment Risk. Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.

Note 9 – Report of the Trust’s Special Shareholder Meeting (Unaudited)
A Special Meeting of Shareholders (the “Meeting”) took place on March 3, 2017, to elect one new Trustee to the Board and to ratify the prior appointment of two current Trustees of the Board.

All Trust shareholders of record, in the aggregate across all Funds of the Trust, were entitled to attend or submit proxies.  As of the applicable record date, the Trust had 315,776,916 shares outstanding.  The results of the voting for each proposal were as follows:

Proposal No. 1.	Election of One New Trustee

Nominee	For Votes	Votes Withheld
David G. Mertens	206,896,354	1,556,814

Proposal No. 2.	Ratification of the Prior Appointment of Two Current Trustees of the Board

Current Trustee	For Votes	Votes Withheld
Gail S. Duree	205,321,820	3,131,348
Raymond B. Woolson	206,321,270	2,131,897

PIA Funds
Notes to Financial Statements – November 30, 2017 (continued)

Effective March 3, 2017, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Gail S. Duree, Independent Trustee	Joe D. Redwine, Interested Trustee
David G. Mertens, Independent Trustee	George T. Wofford, Independent Trustee
George J. Rebhan, Independent Trustee	Raymond B. Woolson, Independent Trustee

Effective March 13, 2017, following Mr. Wofford’s resignation, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Gail S. Duree, Independent Trustee	Joe D. Redwine, Interested Trustee
David G. Mertens, Independent Trustee	Raymond B. Woolson, Independent Trustee
George J. Rebhan, Independent Trustee

Note 10 – Other Tax Information (Unaudited)
For the year ended November 30, 2017, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Funds. For shareholders in the Funds, none of the dividend income distributed for the year ended November 30, 2017 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

On December 27, 2017, the BBB Bond Fund and the MBS Bond Fund distributed $0.03260192 and $0.02393658 per share, respectively, of net investment income.

PIA Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees
Advisors Series Trust and
Shareholders of:
PIA BBB Bond Fund
PIA MBS Bond Fund

We have audited the accompanying statements of assets and liabilities of PIA BBB Bond Fund and PIA MBS Bond Fund, each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of November 30, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of November 30, 2017, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PIA BBB Bond Fund and PIA MBS Bond Fund, as of November 30, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 29, 2018

PIA Funds
Notice to Shareholders – November 30, 2017
(Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-251-1970 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

PIA Funds
Information About Trustees and Officers
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

				Number of	Other
				Portfolios in	Directorships
		Term of Office		Fund Complex	Held During
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	Past Five
and Age	with the Trust	Time Served	During Past Five Years	Trustee(2)	Years(3)

Independent Trustees(1)

Gail S. Duree	Trustee	Indefinite term;	Director, Alpha Gamma	6	Trustee,
(age 71)		since	Delta Housing		Advisors Series
615 E. Michigan Street		March 2014.	Corporation (collegiate		Trust (for series
Milwaukee, WI 53202			housing management)		not affiliated
			(2012 to present);		with the Funds);
			Trustee and Chair		Independent
			(2000 to 2012), New		Trustee from
			Covenant Mutual Funds		1999 to 2012,
			(1999 to 2012); Director		New Covenant
			and Board Member, Alpha		Mutual Funds
			Gamma Delta Foundation		(an open-end
			(philanthropic organization)		investment
			(2005 to 2011).		company with
4 portfolios).

David G. Mertens	Trustee	Indefinite term*;	Retired; formerly Managing	6	Trustee,
(age 57)		since	Director and Vice President,		Advisors Series
615 E. Michigan Street		March 2017.	Jensen Investment Management,		Trust (for series
Milwaukee, WI 53202			Inc. (a privately-held investment		not affiliated
			advisory firm) (2002 to 2017).		with the Funds).

George J. Rebhan	Chairman	Indefinite term;	Retired; formerly President,	6	Trustee,
(age 83)	of the	since	Hotchkis and Wiley Funds		Advisors Series
615 E. Michigan Street	Board and	May 2002.	(mutual funds) (1985 to 1993).		Trust (for series
Milwaukee, WI 53202	Trustee				not affiliated
with the Funds);
Independent
Trustee from
1999 to 2009,
E*TRADE
Funds.

PIA Funds
Information About Trustees and Officers (continued)
(Unaudited)

				Number of	Other
				Portfolios in	Directorships
		Term of Office		Fund Complex	Held During
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	Past Five
and Age	with the Trust	Time Served	During Past Five Years	Trustee(2)	Years(3)

Raymond B. Woolson	Trustee	Indefinite term*;	President, Apogee Group, Inc.	6	Trustee,
(age 58)		since	(financial consulting firm)		Advisors Series
615 E. Michigan Street		January 2016.	(1998 to present).		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds);
Independent
Trustee,
DoubleLine
Funds Trust
(an open-end
investment
company with
15 portfolios),
DoubleLine
Opportunistic
Credit Fund and
DoubleLine
Income Solutions
Fund, from
2010 to present;
Independent
Trustee,
DoubleLine
Equity Funds
from 2010
to 2016.

Interested Trustee

Joe D. Redwine(4)	Interested	Indefinite term;	Retired; formerly President,	6	Trustee,
(age 70)	Trustee	since	CEO, U.S. Bancorp Fund		Advisors Series
615 E. Michigan Street		September 2008.	Services, LLC (May 1991 to		Trust (for series
Milwaukee, WI 53202			July 2017); formerly, Manager,		not affiliated
			U.S. Bancorp Fund Services,		with the Funds).
LLC (1998 to July 2017).

PIA Funds
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Officers

Douglas G. Hess	President,	Indefinite term;	Senior Vice President, Compliance and Administration,
(age 50)	Chief	since	U.S. Bancorp Fund Services, LLC (March 1997 to present).
615 E. Michigan Street	Executive	June 2003.
Milwaukee, WI 53202	Officer and
Principal
Executive
Officer

Cheryl L. King	Treasurer and	Indefinite term;	Vice President, Compliance and Administration, U.S. Bancorp
(age 56)	Principal	since	Fund Services, LLC (October 1998 to present).
615 E. Michigan Street	Financial	December 2007.
Milwaukee, WI 53202	Officer

Kevin J. Hayden	Assistant	Indefinite term;	Assistant Vice President, Compliance and Administration,
(age 46)	Treasurer	since	U.S. Bancorp Fund Services, LLC (June 2005 to present).
615 E. Michigan Street		September 2013.
Milwaukee, WI 53202

Michael L. Ceccato	Vice President,	Indefinite term;	Senior Vice President, U.S. Bancorp Fund Services, LLC and
(age 60)	Chief	since	Vice President, U.S. Bank N.A. (February 2008 to present).
615 E. Michigan Street	Compliance	September 2009.
Milwaukee, WI 53202	Officer and
AML Officer

PIA Funds
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Emily R. Enslow, Esq.	Secretary	Indefinite term;	Vice President, U.S. Bancorp Fund Services, LLC (July 2013 to
(age 31)		since	present); Proxy Voting Coordinator and Class Action
615 E. Michigan Street		December 2017.	Administrator, Artisan Partners Limited Partnership
Milwaukee, WI 53202			(September 2012 to July 2013).

*
Under the Trust’s Agreement and Declaration of Trust, a Trustee serves during the continued lifetime of the Trust until he/she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the election and qualification of his/her successor.  In addition, the Trustees have designated a mandatory retirement age of 75, such that each Trustee first elected or appointed to the Board after December 1, 2015, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of November 30, 2017, the Trust was comprised of 45 active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds and the PIA High Yield Fund, the PIA High Yield (MACS) Fund, the PIA Short Duration Bond Fund and the PIA Short-Term Securities Fund.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he was recently an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-800-251-1970.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY  10103

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

PIA Short-Term
Securities Fund

Annual Report
November 30, 2017

PIA Short-Term Securities Fund

Dear Shareholder:

We are pleased to provide you with this annual report for the fiscal year from November 30, 2016 through November 30, 2017, regarding the PIA Short-Term Securities Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

For the fiscal year ended November 30, 2017, the total return for the Fund, including the reinvestment of dividends and capital gains, was 0.85%.

The Fund’s return was higher than the Fund’s benchmark index, the ICE BofAML 1-Year U.S. Treasury Note Index, which returned 0.60% for the same period. The Fund’s total return is net of 0.39% in Fund fees and expenses for the fiscal year ended November 30, 2017, compared to the benchmark index, which does not incur fees and expenses. As stated in the most recently filed prospectus, the Fund’s gross expense ratio is 0.41% and the Fund’s net expense ratio is 0.39%.

PIA has contractually agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that the Total Annual Fund Operating Expenses do not exceed 0.39% of the Fund’s average daily net assets through at least March 29, 2018.

The Fund’s investment objective is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.

During the fiscal year ended November 30, 2017, the Fund had a neutral duration position and a more barbelled structure, relative to the Fund’s benchmark index. The Fund had a well-diversified allocation to investment grade corporate bonds, with maturities less than three years, which added yield to the portfolio. The Fund was overweighted in short average life/floating rate government mortgage-backed securities, which provided the portfolio with a more defensive positioning as short-term interest rates rose.  In addition, the portfolio had an allocation to floating rate private mortgage-backed securities, with enough credit support to carry a AAA or AA rating on the security, which also added yield to the portfolio, while providing support from potentially higher short-term interest rates in the future.

Bond Market in Review

The gross domestic product’s (“GDP”) quarter-over-quarter rate of growth was 3.2% for the third quarter of 2017, higher than the 3.1% during the second quarter of 2017. With the unemployment rate at 4.1% and inflation under control, the U.S. Federal Reserve Board tightened monetary policy. Inflation, as measured by the Consumer Price Index, was 2.2% year-over-year as of November 2017.

Yields on 2-year Treasury notes and 5-year Treasury bonds rose by 67 and 30 basis points (“bps”), respectively, from November 30, 2016 to November 30, 2017, while 30-year Treasuries dropped by 21 bps. Inflation being under control, volatility in oil prices, the strengthening of the U.S. dollar and the outcome of the U.S. presidential election, all contributed to the modest flattening of the yield curve.

Spreads on BBB-rated bonds over Treasuries decreased during the period from 169 bps to 128 bps. Option adjusted spreads on fixed rate agency MBS rose from 16 bps to 24 bps, as their average life stayed at around 7.0 years.

1

PIA Short-Term Securities Fund

Please take a moment to review the Fund’s statement of assets and liabilities and the results of operations for the fiscal year ended November 30, 2017. We look forward to reporting to you again with the semi-annual report dated May 31, 2018.

Lloyd McAdams

Chairman of the Board
Pacific Income Advisers, Inc.
Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser, are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. It will also bear additional expenses, including operating expenses, brokerage costs and the potential duplication of management fees.

Diversification does not assure a profit or protect against risk in a declining market.

The ICE BofAML 1-Year U.S. Treasury Note Index (the “Index”) is an unmanaged index presented for comparative purposes only.  The Index is comprised of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month.  At the end of the month, that issue is sold and rolled into a newly selected issue.  You cannot invest directly in an index.

Gross domestic product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Duration is the measure of the sensitivity of the price of a fixed income security to a change in interest rates, expressed in number of years.

Basis point equals 1/100th of 1%.

A yield curve is a curve that shows several yields or interest rates over different lengths of time for a similar debt security.

Spread is the difference in yield between a corporate bond and a similar maturity U.S. Treasury bond. It is the compensation investors receive for accepting credit risk of a corporate bond.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).  In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor
2

PIA Short-Term Securities Fund

Comparison of the change in value of a $10,000 investment in the
PIA Short-Term Securities Fund vs ICE BofA Merrill Lynch 1-Year U.S. Treasury Note Index

Average Annual Total Return*	1 Year	5 Years	10 Years
PIA Short-Term Securities Fund	0.85%	0.64%	1.12%
ICE BofA Merrill Lynch 1-Year U.S. Treasury Note Index	0.60%	0.38%	0.92%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund ten years ago.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers,  returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The ICE BofA Merrill Lynch 1-Year U.S. Treasury Note Index is an unmanaged index consisting of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month.  At the end of the month, that issue is sold and rolled into a newly selected issue.

Indices do not incur expenses and are not available for investment.

*	Average Annual Total Return represents the average change in account value over the periods indicated.

3

PIA Short-Term Securities Fund
Expense Example – November 30, 2017
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Short-Term Securities Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/17 –11/30/17).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.39% per the operating expenses limitation agreement.  Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 6/1/17	Value 11/30/17	Period 6/1/17 – 11/30/17*
Actual	$1,000.00	$1,002.80	$1.96
Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	$1.98

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the Fund is 0.39%.

4

PIA Short-Term Securities Fund
Allocation of Portfolio Assets – November 30, 2017
(Unaudited)

Investments by Type
As a Percentage of Total Investments

5

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2017

Principal Amount		Value

CORPORATE BONDS 45.5%

Aerospace and Defense 0.6%
	Lockheed Martin Corp.
$500,000	1.85%, due 11/23/18	$499,390
	Rockwell Collins, Inc.
500,000	1.95%, due 7/15/19	498,456
		997,846

Automobiles Manufacturing 0.6%
	American Honda Finance Corp.
1,000,000	2.00%, due 2/14/20	996,464

Autos 1.1%
	Ford Motor Credit Co., LLC
1,000,000	2.021%, due 5/3/19	995,299
	General Motors
	Financial Co., Inc.
1,000,000	2.35%, due 10/4/19	997,890
		1,993,189

Banks 9.0%
	BB&T Corp.
2,000,000	2.16% (3 Month LIBOR USD +
	0.570%), due 6/15/20	2,015,044
	Capital One N.A.
1,500,000	2.35%, due 8/17/18	1,503,477
	Citigroup, Inc.
2,000,000	2.45%, due 1/10/20	2,002,382
	Citizens Bank, N.A.
500,000	2.20%, due 5/26/20	497,259
	Discover Bank
1,000,000	2.60%, due 11/13/18	1,004,794
	Huntington National Bank
1,500,000	2.00%, due 6/30/18	1,502,008
	JPMorgan Chase Bank NA
1,000,000	1.65%, due 9/23/19	993,819
	KeyBank NA
1,000,000	2.35%, due 3/8/19	1,003,767
	PNC Bank NA
500,000	2.00%, due 5/19/20	496,560
	Regions Bank
	Birmingham Alabama
1,000,000	2.25%, due 9/14/18	1,001,512
	Royal Bank of Canada
1,000,000	1.80%, due 7/30/18	1,000,158
	SunTrust Bank
1,000,000	2.25%, due 1/31/20	1,000,473
	Toronto Dominion Bank
1,500,000	1.45%, due 9/6/18	1,495,252
		15,516,505

Biotechnology 0.5%
	Gilead Sciences, Inc.
800,000	1.85%, due 9/4/18	800,052

Brokers 0.7%
	Goldman Sachs Group, Inc.
1,300,000	2.90%, due 7/19/18	1,308,219

Chemicals 1.5%
	PPG Industries, Inc.
1,000,000	3.60%, due 11/15/20	1,028,495
	Sherwin-Williams Co.
1,600,000	2.25%, due 5/15/20	1,593,696
		2,622,191

Commercial Finance 0.3%
	Air Lease Corp.
500,000	2.625%, due 9/4/18	501,755

Communications Equipment 0.6%
	Apple, Inc.
1,000,000	1.70%, due 2/22/19	997,939

Computer and Peripheral
Equipment Manufacturing 1.2%
	Siemens Financial Services
2,000,000	1.45%, due 5/25/18 (a)	1,996,717

The accompanying notes are an integral part of these financial statements.

6

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2017 (continued)

Principal Amount		Value

Construction Materials
Manufacturing 0.9%
	Martin Marietta Materials, Inc.
$500,000	2.096% (3 Month LIBOR
	USD + 0.650%), due 5/22/20	$502,292
	Vulcan Materials Co.
1,000,000	2.19% (3 Month LIBOR USD +
	0.600%), due 6/15/20	1,002,945
		1,505,237

Consumer Finance 0.6%
	American Express Credit Corp.
1,000,000	1.70%, due 10/30/19	992,680

Consumer Products 0.3%
	The Estee Lauder Companies Inc.
500,000	1.80%, due 2/7/20	497,135

Diversified Banks 0.6%
	Bank of Montreal
500,000	2.10%, due 12/12/19	498,982
	Bank of Nova Scotia
500,000	2.15%, due 7/14/20	498,212
		997,194

Drugs and Druggists’ Sundries
Merchant Wholesalers 0.9%
	Cardinal Health, Inc.
1,000,000	1.95%, due 6/15/18	1,000,220
500,000	1.948%, due 6/14/19	497,508
		1,497,728

Electrical Equipment Manufacturing 1.1%
	Fortive Corp.
1,000,000	1.80%, due 6/15/19	993,699
	Honeywell International, Inc.
1,000,000	1.40%, due 10/30/19	990,536
		1,984,235

Financial Services 0.4%
	CBOE Global Markets, Inc.
500,000	1.95%, due 6/28/19	497,541
	Morgan Stanley
250,000	2.213% (3 Month LIBOR
	USD + 0.800%), due 2/14/20	251,130
		748,671

Food 0.6%
	Kroger Co.
1,000,000	1.50%, due 9/30/19	987,321

Food and Beverage 1.7%
	Coca-Cola Co.
1,000,000	1.375%, due 5/30/19	993,940
	Kraft Heinz Foods Co.
1,000,000	1.98% (3 Month LIBOR
	USD + 0.570%), due 2/10/21	1,001,023
	Tyson Foods, Inc.
1,000,000	2.04% (3 Month LIBOR
	USD + 0.550%), due 6/2/20	1,006,159
		3,001,122

Health Care Facilities and Services 1.2%
	Express Scripts Holding Co.
2,000,000	2.60%, due 11/30/20	2,001,336

Home and Office
Products Manufacturing 0.3%
	Newell Brands, Inc.
500,000	2.15%, due 10/15/18	500,710

Machinery Manufacturing 1.2%
	John Deere Capital Corp.
2,000,000	1.65%, due 10/15/18	1,995,652

Medical Equipment and
Devices Manufacturing 2.6%
	Abbott Laboratories
1,000,000	2.00%, due 9/15/18	999,983
1,000,000	2.35%, due 11/22/19	1,001,609
	Danaher Corp.
500,000	1.65%, due 9/15/18	499,287

The accompanying notes are an integral part of these financial statements.

7

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2017 (continued)

Principal Amount		Value

Medical Equipment and
Devices Manufacturing 2.6% (continued)
	Medtronic Global Holdings SCA
$1,000,000	1.70%, due 3/28/19	$996,282
	Medtronic, Inc.
500,000	1.50%, due 3/15/18	499,846
	Stryker Corp.
500,000	2.00%, due 3/8/19	499,392
		4,496,399

Navigational, Measuring, Electromedical, and
Control Instruments Manufacturing 1.3%
	Harris Corp.
1,000,000	1.999%, due 4/27/18	1,000,598
	Northrop Grumman Corp.
1,300,000	2.08%, due 10/15/20	1,289,845
		2,290,443

Nondepository Credit Intermediation 0.6%
	Caterpillar Financial
	Services Corp.
1,000,000	1.85%, due 9/4/20	990,404

Oil and Gas Services and Equipment 0.3%
	Schlumberger Finance
	Canada Ltd. (a)
500,000	2.20%, due 11/20/20	498,196

Other Electrical Equipment and
Component Manufacturing 0.6%
	Corning, Inc.
1,000,000	1.50%, due 5/8/18	998,752

Other Food Manufacturing 0.9%
	Conagra Brands, Inc.
1,000,000	2.20% (3 Month LIBOR
	USD + 0.500%), due 10/9/20	1,000,105
	J.M. Smucker Co.
500,000	1.75%, due 3/15/18	500,234
		1,500,339

Other Telecommunications 0.6%
	AT&T, Inc.
1,000,000	2.30%, due 3/11/19	1,001,699

Petroleum and Coal Products
Manufacturing 0.6%
	Chevron Corp.
1,000,000	1.365%, due 3/2/18	999,560

Pharmaceuticals 1.7%
	AbbVie, Inc.
500,000	1.80%, due 5/14/18	500,009
	Baxalta, Inc.
500,000	2.00%, due 6/22/18	500,378
	Johnson & Johnson
1,000,000	1.95%, due 11/10/20	996,945
	Shire Acquisitions Investments
	Ireland DAC
500,000	1.90%, due 9/23/19	495,358
	Teva Pharmaceutical Finance
	Netherlands III BV
500,000	1.70%, due 7/19/19	484,115
		2,976,805

Publishing & Broadcasting 0.6%
	Discovery Communications LLC
1,000,000	2.20%, due 9/20/19	996,621

Restaurants 0.9%
	McDonald’s Corp.
500,000	2.10%, due 12/7/18	500,561
	Starbucks Corp.
1,000,000	2.20%, due 11/22/20	999,521
		1,500,082

Retail – Consumer Discretionary 0.6%
	Home Depot, Inc.
1,000,000	1.80%, due 6/5/20	994,223

Retail – Consumer Staples 0.8%
	Sysco Corp.
1,400,000	1.90%, due 4/1/19	1,397,178

The accompanying notes are an integral part of these financial statements.

8

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2017 (continued)

Principal Amount		Value

Semiconductors 2.0%
	Broadcom Corp.
$500,000	2.375%, due 1/15/20 (a)	$495,609
	Intel Corp.
1,000,000	1.85%, due 5/11/20	996,462
	Qualcomm Inc.
2,000,000	2.10%, due 5/20/20	1,984,977
		3,477,048

Software and Services 1.1%
	DXC Technology Co.
500,000	2.875%, due 3/27/20	503,810
	Microsoft Corp.
1,460,000	1.30%, due 11/3/18	1,453,980
		1,957,790

Transportation & Logistics 0.6%
	PACCAR Financial Corp.
500,000	1.20%, due 8/12/19	492,642
	United Parcel Service, Inc.
500,000	2.05%, due 4/1/21	497,564
		990,206

Travel & Lodging 0.3%
	Royal Caribbean Cruises Ltd.
500,000	2.65%, due 11/28/20	500,769

Utilities 3.5%
	Dominion Resources, Inc.
1,000,000	1.875%, due 1/15/19	995,989
500,000	1.60%, due 8/15/19	494,985
	Edison International
500,000	2.125%, due 4/15/20	498,180
	Pacific Gas & Electric Co.
1,000,000	1.707% (3 Month LIBOR USD +
	0.230%), due 11/28/18 (a)	1,000,030
	Public Service Enterprise
	Group, Inc.
2,000,000	1.60%, due 11/15/19	1,970,086
	Sempra Energy
1,000,000	1.625%, due 10/7/19	988,340
		5,947,610

Total Corporate Bonds
(cost $78,119,647)		77,954,022

MORTGAGE-BACKED SECURITIES 6.0%

Residential Mortgage-Backed Securities 2.4%
	BlueVirgo Trust
1,887,521	3.00%, due 12/15/22,
	Series 15-1A (a) (c)	1,892,579
	Colony American Homes
2,250,000	2.60% (1 Month LIBOR USD +
	1.350%), due 5/17/31,
	Series 2014-1A, Class B (a)	2,256,800
		4,149,379

U.S. Government Agencies 3.6%
	FHLMC ARM Pool
1,513	3.345% (1 Year CMT
	Rate + 2.322%),
	due 2/1/22, #845113	1,552
11,245	2.999% (1 Year CMT
	Rate + 1.870%),
	due 10/1/22, #635206	11,442
2,168	3.413% (1 Year CMT
	Rate + 2.300%),
	due 6/1/23, #845755	2,205
241,129	3.233% (1 Year CMT
	Rate + 2.280%),
	due 1/1/25, #785726	249,712
9,048	3.533% (12 Month LIBOR
	USD + 1.780%),
	due 1/1/33, #1B0668	9,231
259,755	3.50% (1 Year CMT
	Rate + 2.250%),
	due 10/1/34, #782784	274,165

The accompanying notes are an integral part of these financial statements.

9

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2017 (continued)

Principal Amount		Value

U.S. Government Agencies 3.6% (continued)
	FHLMC ARM Pool (continued)
$72,280	3.302% (12 Month LIBOR
	USD + 1.680%),
	due 12/1/34, #1G0018	$75,956
58,357	3.62% (12 Month LIBOR
	USD + 1.890%),
	due 4/1/36, #847671	61,794
	FHLMC Pool
98,677	5.00%, due 10/1/38, #G04832	107,484
	FNMA ARM Pool
17,312	3.665% (6 Month LIBOR
	USD + 2.170%),
	due 7/1/25, #555206	17,398
57,705	2.482% (1 Year CMT
	Rate + 1.520%),
	due 7/1/27, #424953	58,155
62,411	2.939% (1 Year CMT
	Rate + 2.230%),
	due 3/1/28, #556438	64,446
60,034	3.062% (1 Year CMT
	Rate + 2.010%),
	due 6/1/29, #508399	61,193
163,888	3.029% (1 Year CMT
	Rate + 2.010%),
	due 4/1/30, #562912	168,953
27,432	2.984% (1 Year CMT
	Rate + 2.210%),
	due 10/1/30, #670317	28,328
36,187	3.365% (12 Month LIBOR
	USD + 1.620%),
	due 9/1/31, #597196	36,360
23,216	3.402% (1 Year CMT
	Rate + 2.150%),
	due 11/1/31, #610547	23,685
203,526	3.349% (12 Month LIBOR
	USD + 1.600%),
	due 10/1/33, #743454	213,324
681,842	3.50% (12 Month LIBOR
	USD + 1.750%),
	due 11/1/33, #755253	724,557
992,055	3.37% (1 Year CMT
	Rate + 2.300%),
	due 5/1/34, #AC5719	1,049,136
209,163	3.42% (12 Month LIBOR
	USD + 1.670%),
	due 7/1/34, #779693	218,859
145,980	3.165% (12 Month LIBOR
	USD + 1.420%),
	due 10/1/34, #795136	152,092
22,439	3.17% (12 Month LIBOR
	USD + 1.550%),
	due 1/1/35, #805391	23,537
98,129	3.358% (1 Year CMT
	Rate + 2.110%),
	due 10/1/35, #846171	102,992
72,899	3.375% (12 Month LIBOR
	USD + 1.630%),
	due 10/1/35, #845041	76,539
277,519	3.217% (12 Month LIBOR
	USD + 1.560%),
	due 1/1/36, #849264	289,438
59,312	3.593% (12 Month LIBOR
	USD + 1.748%),
	due 6/1/36, #872502	62,522
486,767	3.317% (12 Month LIBOR
	USD + 1.68%),
	due 1/1/37, #906389	514,552
253,022	3.67% (12 Month LIBOR
	USD + 1.940%),
	due 3/1/37, #907868	266,502
44,994	3.375% (12 Month LIBOR
	USD + 1.630%),
	due 10/1/37, #955963	46,205
250,665	3.765% (12 Month LIBOR
	USD + 2.020%),
	due 11/1/37, #953653	260,104

The accompanying notes are an integral part of these financial statements.

10

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2017 (continued)

Principal Amount		Value

U.S. Government Agencies 3.6% (continued)
	FNMA Pool
$291,488	5.00%, due 6/1/40, #AD5479	$316,304
36,005	4.00%, due 11/1/41, #AJ3797	37,785
	GNMA II ARM Pool
3,666	2.25% (1 Year CMT
	Rate + 1.500%),
	due 11/20/21, #8871	3,746
22,680	2.25% (1 Year CMT
	Rate + 1.500%),
	due 10/20/22, #8062	23,186
82,302	2.25% (1 Year CMT
	Rate + 1.500%),
	due 11/20/26, #80011	85,102
17,853	2.25% (1 Year CMT
	Rate + 1.500%),
	due 11/20/26, #80013	18,471
12,534	2.25% (1 Year CMT
	Rate + 1.500%),
	due 12/20/26, #80021	12,970
4,746	2.375% (1 Year CMT
	Rate + 1.500%),
	due 1/20/27, #80029	4,902
87,792	2.75% (1 Year CMT
	Rate + 1.500%),
	due 7/20/27, #80094	90,834
112,853	2.75% (1 Year CMT
	Rate + 1.500%),
	due 8/20/27, #80104	116,711
5,189	2.25% (1 Year CMT
	Rate + 1.500%),
	due 10/20/27, #80122	5,374
44,105	2.375% (1 Year CMT
	Rate + 1.500%),
	due 1/20/28, #80154	45,621
86,836	2.25% (1 Year CMT
	Rate + 1.500%),
	due 10/20/29, #80331	90,205
17,980	2.25% (1 Year CMT
	Rate + 1.500%),
	due 11/20/29, #80344	18,675
		6,122,304
Total Mortgage-Backed Securities
(cost $9,955,928)		10,271,683

U.S. GOVERNMENT AGENCIES
AND INSTRUMENTALITIES 32.0%

U.S. Government Agencies 16.2%
	FHLB
5,000,000	1.375%, due 3/18/19	4,974,990
2,000,000	1.375%, due 5/28/19	1,988,420
	FHLMC
6,000,000	0.875%, due 3/7/18	5,991,840
1,000,000	0.875%, due 10/12/18	993,361
6,000,000	1.375%, due 8/15/19	5,954,442
3,000,000	1.50%, due 1/17/20	2,975,697
	FNMA
5,000,000	1.00%, due 10/24/19	4,921,475
		27,800,225
U.S. Treasury Notes 15.8%
	U.S. Treasury Note
6,000,000	0.875%, due 1/15/18	5,997,370
6,000,000	1.00%, due 2/15/18	5,996,493
5,000,000	0.75%, due 2/15/19	4,942,090
2,000,000	1.00%, due 3/15/19	1,981,028
3,300,000	0.875%, due 4/15/19	3,261,264
5,000,000	0.875%, due 6/15/19	4,933,789
		27,112,034
Total U.S. Government Agencies
and Instrumentalities
(cost $55,189,865)		54,912,259

The accompanying notes are an integral part of these financial statements.

11

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2017 (continued)

Shares/
Principal Amount			Value

SHORT-TERM INVESTMENTS 16.0%

Money Market Fund 0.6%
1,087,149	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.97% (b)		$1,087,149

U.S. Treasury Bills 15.4%
	U.S. Treasury Bills
$6,000,000	0.93%, due 12/14/17 (d)		5,997,985
3,000,000	1.11%, due 12/28/17 (d)		2,997,503
4,500,000	1.13%, due 1/25/18 (d)		4,492,231
7,000,000	1.176%, due 2/8/18 (d)		6,984,218
6,000,000	1.285%, due 4/19/18 (d)		5,970,231
			26,442,168

Total Short-Term Investments
(cost $27,532,612)			27,529,317
Total Investments
(cost $170,798,052)		99.5%	170,667,281
Other Assets less Liabilities		0.5%	853,253
TOTAL NET ASSETS		100.0%	$171,520,534

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  The Fund’s adviser has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As November 30, 2017, the value of these investments was $8,139,932 or 4.8% of total net assets.

(b)	Rate shown is the 7-day annualized yield as of November 30, 2017.
(c)	Valued determined using significant unobservable inputs.
(d)	Rate shown is the discount rate at November 30, 2017.

ARM – Adjustable Rate Mortgage
CMT – Constant Maturity Treasury
FHLB – Federal Home Loan Bank
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

12

PIA Short-Term Securities Fund
Statement of Assets and Liabilities – November 30, 2017

Assets:
Investments in securities, at value (cost $170,798,052)	$170,667,281
Cash	3,879
Receivable for securities sold	10,963
Receivable for fund shares sold	487,794
Interest receivable	476,481
Prepaid expenses	18,209
Total assets	171,664,607

Liabilities:
Payable for fund shares redeemed	48,146
Investment advisory fees	25,700
Administration fees	8,345
Custody fees	2,895
Transfer agent fees and expenses	14,387
Fund accounting fees	15,003
Audit fees	19,793
Legal fees	574
Chief Compliance Officer fee	1,451
Trustees’ fees and expenses	941
Accrued expenses	6,838
Total liabilities	144,073
Net Assets	$171,520,534

Net Assets Consist of:
Paid-in capital	$172,086,640
Undistributed net investment income	33,629
Accumulated net realized loss on investments	(468,964)
Net unrealized depreciation on investments	(130,771)
Net Assets	$171,520,534

Net Asset Value, Offering Price and Redemption Price Per Share	$10.00

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	17,146,897

The accompanying notes are an integral part of these financial statements.

13

PIA Short-Term Securities Fund
Statement of Operations – Year Ended November 30, 2017

Investment Income:
Interest	$2,570,269
Total investment income	2,570,269

Expenses:
Investment advisory fees (Note 4)	339,909
Fund accounting fees (Note 4)	88,438
Transfer agent fees and expenses (Note 4)	85,466
Administration fees (Note 4)	55,035
Registration fees	29,922
Audit fees	19,809
Custody fees (Note 4)	18,756
Trustees’ fees and expenses	13,005
Reports to shareholders	12,403
Chief Compliance Officer fee (Note 4)	8,951
Legal fees	7,890
Insurance	4,098
Miscellaneous	6,650
Total expenses	690,332
Less: Fee waiver by adviser (Note 4)	(27,510)
Net expenses	662,822
Net investment income	1,907,447

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on investments	25,820
Net change in unrealized appreciation on investments	(399,641)
Net loss on investments	(373,821)
Net increase in net assets resulting from operations	$1,533,626

The accompanying notes are an integral part of these financial statements.

14

PIA Short-Term Securities Fund
Statements of Changes in Net Assets

	Year	Year
	Ended	Ended
	November 30,	November 30,
	2017	2016
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$1,907,447	$1,634,189
Net realized gain/(loss) on investments	25,820	(2,188)
Net change in unrealized appreciation/(depreciation) on investments	(399,641)	431,241
Net increase in net assets resulting from operations	1,533,626	2,063,242

Distributions Paid to Shareholders:
Distributions from net investment income	(1,949,900)	(1,642,903)
Total distributions paid to shareholders	(1,949,900)	(1,642,903)

Capital Share Transactions:
Proceeds from shares sold	49,574,382	65,872,044
Distributions reinvested	1,454,424	1,140,737
Payment for shares redeemed	(49,026,512)	(53,505,640)
Net increase in net assets from capital share transactions	2,002,294	13,507,141
Total increase in net assets	1,586,020	13,927,480

Net Assets, Beginning of Year	169,934,514	156,007,034
Net Assets, End of Year	$171,520,534	$169,934,514
Includes Undistributed Net Investment Income of	$33,629	$68,552

Transactions in Shares:
Shares sold	4,941,600	6,570,974
Shares issued on reinvestment of distributions	145,040	113,794
Shares redeemed	(4,886,516)	(5,337,401)
Net increase in shares outstanding	200,124	1,347,367

The accompanying notes are an integral part of these financial statements.

15

PIA Short-Term Securities Fund
Financial Highlights

	Year Ended November 30,
	2017	2016	2015	2014	2013
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$10.03	$10.00	$10.05	$10.08	$10.10

Income From Investment Operations:
Net investment income	0.11	0.10	0.07	0.05	0.05
Net realized and unrealized gain/(loss) on investments	(0.03)	0.03	(0.03)	(0.02)	(0.02)
Total from investment operations	0.08	0.13	0.04	0.03	0.03

Less Distributions:
Distributions from net investment income	(0.11)	(0.10)	(0.09)	(0.06)	(0.05)
Total distributions	(0.11)	(0.10)	(0.09)	(0.06)	(0.05)

Net asset value, end of year	$10.00	$10.03	$10.00	$10.05	$10.08

Total Return	0.85%	1.32%	0.37%	0.33%	0.34%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$171,521	$169,935	$156,007	$155,309	$139,347
Ratio of expenses to average net assets:
Net of fee waivers and reimbursements	0.39%	0.39%	0.39%	0.38%	0.35%
Before fee waivers and reimbursements	0.41%	0.41%	0.41%	0.40%	0.43%
Ratio of net investment income to average net assets:
Net of fee waivers and reimbursements	1.12%	1.02%	0.69%	0.56%	0.49%
Before fee waivers and reimbursements	1.10%	1.00%	0.67%	0.54%	0.41%
Portfolio turnover rate	46%	37%	60%	38%	56%

The accompanying notes are an integral part of these financial statements.

16

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2017

Note 1 – Organization
The PIA Short-Term Securities Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

The investment objective of the Fund is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.  The Fund commenced operations on April 22, 1994.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations.  The Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund’s net asset value if the Fund makes such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Fund may also enter into dollar rolls in which the Fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Fund to “rollover” its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014 – 2016, or expected to be taken in the Fund’s 2017 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees.  Expenses that are not directly attributable to the Fund are typically allocated among the PIA Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

17

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2017 (continued)

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective security using the effective interest method.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

For the year ended November 30, 2017, the Short-Term Securities Fund made the following permanent tax adjustments on the statements of assets and liabilities:

Undistributed Net	Accumulated Net
Investment Income	Realized Gain	Paid-in Capital
$7,530	$37,783	$(45,313)

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

New Accounting Pronouncements – In March 2017, FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

18

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2017 (continued)

Events Subsequent to the Fiscal Year End – In preparing the financial statements as of November 30, 2017, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

19

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2017 (continued)

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.  As of November 30, 2017, Pacific Income Advisers, Inc., the adviser, has determined that the Rule 144A securities held by the Fund are considered liquid.

The Board of Trustees has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the
20

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2017 (continued)

closing price does not represent fair value by following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2017:

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$77,954,022	$—	$77,954,022
Mortgage-Backed Securities	—	8,379,104	1,892,579	10,271,683
U.S. Government Agencies
and Instrumentalities	—	54,912,259	—	54,912,259
Total Fixed Income	—	141,245,385	1,892,579	143,137,964
Short-Term Investments	1,087,149	26,442,168	—	27,529,317
Total Investments	$1,087,149	$167,687,553	$1,892,579	$170,667,281

Refer to the Fund’s schedule of investments for a detailed break-out of securities.  Transfers between levels are recognized at November 30, 2017, the end of the reporting period.  The Fund recognized no transfers to/from level 1 or level 2.

The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities,
at Value
Mortgage-Backed Securities
Balance as of November 30, 2016	$3,266,566
Accrued discounts/premiums	—
Realized gain/(loss)	6,034
Change in unrealized appreciation/(depreciation)	(35,078)
Purchases	—
Sales	(1,344,943)
Transfers in and/or out of Level 3	—
Balance as of November 30, 2017	$1,892,579

The change in unrealized appreciation/(depreciation) for level 3 securities still held at November 30, 2017, and still classified as level 3 was $(35,078).  At November 30, 2017, the Fund’s primary pricing service provided a valuation for the BlueVirgo Trust bond based on a single broker quote. Due to a lack of significant observable inputs, the value of the BlueVirgo Trust bond is classified in level 3.
21

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2017 (continued)

Note 4 – Investment Advisory Fee and other Transactions with Affiliates
The Fund has an investment advisory agreement with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.20% based upon the average daily net assets of the Fund.  For the year ended November 30, 2017, the Fund incurred $339,909 in advisory fees.

The Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.39% of average daily net assets.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the three year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the year ended November 30, 2017, the Adviser reduced its fees and/or absorbed Fund expenses in the amount of $27,510.  No amounts were reimbursed to the Adviser.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $89,795 at November 30, 2017.  The expense limitation will remain in effect through at least March 29, 2018, and may be terminated only by the Trust’s Board of Trustees.  Cumulative expenses subject to recapture expire as follows:

Year	Amount
11/30/18	$35,634
11/30/19	26,651
11/30/20	27,510
$89,795

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator under an administration agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

USBFS also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of USBFS and U.S. Bank N.A.
22

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2017 (continued)

Certain officers of the Fund are also employees of USBFS.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A. as he was recently, previously employed by USBFS.  This same Trustee was recently an interested person of the Distributor.

For the year ended November 30, 2017, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

Administration	$55,035
Fund Accounting	88,438
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	66,514
Custody	18,756
Chief Compliance Officer	8,951

At November 30, 2017, the Fund had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration	$8,345
Fund Accounting	15,003
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	11,308
Custody	2,895
Chief Compliance Officer	1,451

Note 5 – Purchases and Sales of Securities

For the year ended November 30, 2017, the cost of purchases and proceeds from sales of securities, excluding short-term securities were as follows:

Non-Government		Government
Purchases	Sales	Purchases	Sales
$36,681,017	$52,131,281	$25,873,819	$26,480,424

Note 6 – Line of Credit

The Fund has a line of credit in the amount of $15,000,000.  The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  The Fund did not draw upon its line of credit during the year ended November 30, 2017.
23

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2017 (continued)

Note 7 – Federal Income Tax Information

The tax character of distributions paid during the years ended November 30, 2017 and November 30, 2016 was as follows:

	November 30, 2017	November 30, 2016
Ordinary income	$1,949,900	$1,642,903

As of November 30, 2017, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$170,798,052
Gross unrealized appreciation	397,785
Gross unrealized depreciation	(528,556)
Net unrealized depreciation (a)	(130,771)
Undistributed ordinary income	33,629
Undistributed long-term capital gains	—
Total distributable earnings	33,629
Other accumulated losses	(468,964)
Total accumulated earnings	$(566,106)

(a)	The book-basis and tax-basis net unrealized depreciation are the same.

The Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

2018	Short-Term Indefinite	Long-Term Indefinite	Total
$56,182	$71,026	$341,756	$468,964

During the year ended November 30, 2017, the Fund utilized $18,290 of capital loss carryover.

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return.  The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•
Interest Rate Risk.  Fixed income securities will change in value because of changes in interest rates.  If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

24

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2017 (continued)

•	Credit Risk. The issuers of the bonds and other debt securities held by the Fund may not be able to make interest or principal payments.

•
Market Risk.  The prices of the securities in which the Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•
Prepayment Risk. Issuers of securities held by the Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise.  When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield.  Prepayment risk is a major risk of mortgage-backed securities.

•
Risks Associated with Asset-Backed Securities. These include Market Risk, Interest Rate Risk, Credit Risk and Prepayment Risk (each described above).  Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.

•
Risks Associated with Mortgage-Backed Securities.  These include Market Risk, Interest Rate Risk, Credit Risk and Prepayment Risk (each described above) as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.  In particular, events related to the U.S. housing market in recent years have had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in the securities.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
Adjustable Rate and Floating Rate Securities Risks.  Although adjustable and floating rate debt securities tend to be less volatile than fixed-rate debt securities, they nevertheless fluctuate in value.

•
Risks Associated with Inflation and Deflation.  Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time.  Deflation risk is the risk that prices throughout the economy decline over time – the opposite of inflation.

•
ETF and Mutual Fund Risk.  When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
High Yield Securities Risk.  Securities with ratings lower than BBB- or Baa3 are known as “high yield” securities (commonly known as “junk bonds”).  High yield bond issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation.  Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

25

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2017 (continued)

Note 9 – Report of the Trust’s Special Shareholder Meeting (Unaudited)
A Special Meeting of Shareholders (the “Meeting”) took place on March 3, 2017, to elect one new Trustee to the Board and to ratify the prior appointment of two current Trustees of the Board.

All Trust shareholders of record, in the aggregate across all Funds of the Trust, were entitled to attend or submit proxies.  As of the applicable record date, the Trust had 315,776,916 shares outstanding.  The results of the voting for each proposal were as follows:

Proposal No. 1.	Election of One New Trustee

Nominee	For Votes	Votes Withheld
David G. Mertens	206,896,354	1,556,814

Proposal No. 2.	Ratification of the Prior Appointment of Two Current Trustees of the Board

Current Trustee	For Votes	Votes Withheld
Gail S. Duree	205,321,820	3,131,348
Raymond B. Woolson	206,321,270	2,131,897

Effective March 3, 2017, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Gail S. Duree, Independent Trustee	Joe D. Redwine, Interested Trustee
David G. Mertens, Independent Trustee	George T. Wofford, Independent Trustee
George J. Rebhan, Independent Trustee	Raymond B. Woolson, Independent Trustee

Effective March 13, 2017, following Mr. Wofford’s resignation, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Gail S. Duree, Independent Trustee	Joe D. Redwine, Interested Trustee
David G. Mertens, Independent Trustee	Raymond B. Woolson, Independent Trustee
George J. Rebhan, Independent Trustee

Note 10 – Other Tax Information (Unaudited)
For the year ended November 30, 2017, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Fund. For shareholders in the Fund, none of the dividend income distributed for the year ended November 30, 2017 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

On December 27, 2017, the Fund distributed $0.01248599 per share of net investment income.
26

PIA Short-Term Securities Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees
Advisors Series Trust and
Shareholders of
PIA Short-Term Securities Fund

We have audited the accompanying statement of assets and liabilities of the PIA Short-Term Securities Fund, a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of November 30, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of November 30, 2017, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the PIA Short-Term Securities Fund, as of November 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 29, 2018

27

PIA Short-Term Securities Fund
Notice to Shareholders – November 30, 2017
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-251-1970 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

28

PIA Short-Term Securities Fund
Information About Trustees and Officers
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

				Number of	Other
				Portfolios in	Directorships
		Term of Office		Fund Complex	Held During
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	Past Five
and Age	with the Trust	Time Served	During Past Five Years	Trustee(2)	Years(3)

Independent Trustees(1)

Gail S. Duree	Trustee	Indefinite term;	Director, Alpha Gamma	6	Trustee,
(age 71)		since	Delta Housing Corporation		Advisors Series
615 E. Michigan Street		March 2014.	(collegiate housing		Trust (for series
Milwaukee, WI 53202			management) (2012 to		not affiliated
			present); Trustee and Chair		with the Funds);
			(2000 to 2012), New Covenant		Independent
			Mutual Funds (1999 to 2012);		Trustee from
			Director and Board Member,		1999 to 2012,
			Alpha Gamma Delta		New Covenant
			Foundation (philanthropic		Mutual Funds
			organization) (2005 to 2011).		(an open-end
investment
company with
4 portfolios).

David G. Mertens	Trustee	Indefinite term*;	Retired; formerly Managing	6	Trustee,
(age 57)		since	Director and Vice President,		Advisors Series
615 E. Michigan Street		March 2017.	Jensen Investment		Trust (for series
Milwaukee, WI 53202			Management, Inc. (a privately-		not affiliated
			held investment advisory firm)		with the Funds).
(2002 to 2017).

George J. Rebhan	Chairman	Indefinite term;	Retired; formerly President,	6	Trustee,
(age 83)	of the	since	Hotchkis and Wiley Funds		Advisors Series
615 E. Michigan Street	Board and	May 2002.	(mutual funds) (1985 to 1993).		Trust (for series
Milwaukee, WI 53202	Trustee				not affiliated
with the Funds);
Independent
Trustee from
1999 to 2009,
E*TRADE
Funds.

29

PIA Short-Term Securities Fund
Information About Trustees and Officers (continued)
(Unaudited)

				Number of	Other
				Portfolios in	Directorships
		Term of Office		Fund Complex	Held During
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	Past Five
and Age	with the Trust	Time Served	During Past Five Years	Trustee(2)	Years(3)

Raymond B. Woolson	Trustee	Indefinite term*;	President, Apogee Group, Inc.	6	Trustee,
(age 58)		since	(financial consulting firm)		Advisors Series
615 E. Michigan Street		January 2016.	(1998 to present).		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds);
Independent
Trustee,
DoubleLine
Funds Trust
(an open-end
investment
company with
15 portfolios),
DoubleLine
Opportunistic
Credit Fund and
DoubleLine
Income Solutions
Fund, from
2010 to present;
Independent
Trustee,
DoubleLine
Equity Funds
from 2010
to 2016.

Interested Trustee

Joe D. Redwine(4)	Interested	Indefinite term;	Retired; formerly President,	6	Trustee,
(age 70)	Trustee	since	CEO, U.S. Bancorp Fund		Advisors Series
615 E. Michigan Street		September 2008.	Services, LLC (May 1991 to		Trust (for series
Milwaukee, WI 53202			July 2017); formerly, Manager,		not affiliated
			U.S. Bancorp Fund Services,		with the Funds).
LLC (1998 to July 2017).

30

PIA Short-Term Securities Fund
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Officers

Douglas G. Hess	President,	Indefinite term;	Senior Vice President, Compliance and Administration,
(age 50)	Chief	since	U.S. Bancorp Fund Services, LLC (March 1997 to present).
615 E. Michigan Street	Executive	June 2003.
Milwaukee, WI 53202	Officer and
Principal
Executive
Officer

Cheryl L. King	Treasurer and	Indefinite term;	Vice President, Compliance and Administration, U.S. Bancorp
(age 56)	Principal	since	Fund Services, LLC (October 1998 to present).
615 E. Michigan Street	Financial	December 2007.
Milwaukee, WI 53202	Officer

Kevin J. Hayden	Assistant	Indefinite term;	Assistant Vice President, Compliance and Administration,
(age 46)	Treasurer	since	U.S. Bancorp Fund Services, LLC (June 2005 to present).
615 E. Michigan Street		September 2013.
Milwaukee, WI 53202

Michael L. Ceccato	Vice President,	Indefinite term;	Senior Vice President, U.S. Bancorp Fund Services, LLC and
(age 60)	Chief	since	Vice President, U.S. Bank N.A. (February 2008 to present).
615 E. Michigan Street	Compliance	September 2009.
Milwaukee, WI 53202	Officer and
AML Officer

31

PIA Short-Term Securities Fund
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Emily R. Enslow, Esq.	Secretary	Indefinite term;	Vice President, U.S. Bancorp Fund Services, LLC (July 2013 to
(age 31)		since	present); Proxy Voting Coordinator and Class Action
615 E. Michigan Street		December 2017.	Administrator, Artisan Partners Limited Partnership
Milwaukee, WI 53202			(September 2012 to July 2013).

*
Under the Trust’s Agreement and Declaration of Trust, a Trustee serves during the continued lifetime of the Trust until he/she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the election and qualification of his/her successor.  In addition, the Trustees have designated a mandatory retirement age of 75, such that each Trustee first elected or appointed to the Board after December 1, 2015, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of November 30, 2017, the Trust was comprised of 45 active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Fund and the PIA BBB Bond Fund, the PIA High Yield Fund, the PIA High Yield (MACS) Fund, the PIA MBS Bond Fund and the PIA Short Duration Bond Fund.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he was recently an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-800-251-1970.

32

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser

Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY  10103

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

PIA High Yield Fund
Institutional Class

Annual Report
November 30, 2017

PIA High Yield Fund

Dear Shareholder:

We are pleased to provide you with this annual report for the fiscal year from November 30, 2016 through November 30, 2017, regarding the PIA High Yield Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

The Fund out-performed its benchmark, the Bloomberg Barclays U.S. Corporate High-Yield Index (the “Index”), returning 9.68%, after fees and expenses, for the fiscal year ended November 30, 2017, versus 9.16% for the Index.

As stated in the most recently filed prospectus, the Fund’s gross expense ratio is 0.95%. The Fund’s net expense ratio is 0.76% and is applicable to investors. PIA has voluntarily agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that Total Annual Fund Operating Expenses do not exceed 0.73% of the Fund’s average daily net assets, through at least March 29, 2018.

The Fund’s primary objective is to seek a high level of current income. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective. The Fund modestly out-performed the Index over the fiscal year ended November 30, 2017, largely due to a steadfast conviction to credit selection. Consistent with an ongoing risk-on environment, the lowest rated credits of the Bloomberg Barclays U.S. Corporate High-Yield Index performed strongly over the past twelve months. Caa(s) and Ca and below rated credits returned 13.13% and 18.43%, respectively, whereas Ba(s) and B(s) returned 8.49% and 8.22%, respectively. The better industry performers were refining (+20.42%), transportation services (+16.12%), banking (+14.18%) and pharmaceuticals (+12.62%).  Of these industries, the Fund was overweight only transportation services during the period, indicating that overall credit selection was paramount in the Fund’s relative performance. The Fund continues to be selective in its investments during this current period of elevated credit valuations.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser, are subject to change, are not guaranteed, should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.
1

PIA High Yield Fund

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks may increase for emerging markets.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  It will also bear additional expenses, including operating expenses, brokerage costs and the potential duplication of management fees.

The Bloomberg Barclays U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s Investors Service, Inc.,  Fitch Ratings, Inc., and Standard & Poor’s Ratings Services is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.  You cannot invest directly in an index.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor
2

PIA High Yield Fund

Comparison of the change in value of a $10,000 investment in the PIA High Yield Fund vs the Bloomberg Barclays U.S. Corporate High-Yield Bond Index

			Since Inception
Average Annual Total Return*	1 Year	5 Year	(12/31/10)
PIA High Yield Fund	9.68%	6.34%	6.97%
Bloomberg Barclays U.S. Corporate High-Yield Bond Index	9.16%	6.04%	7.08%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on its inception date, December 31, 2010.  The initial investment reflects the minimum investment of the former Investor Class at the inception of the class.

Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers,  returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Bloomberg Barclays U.S. Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s Investors Service, Inc., Fitch Ratings, Inc., and Standard & Poor’s Ratings Services is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.

Indices do not incur expenses and are not available for investment.

*	Average Annual Total Return represents the average change in account value over the periods indicated.

3

PIA High Yield Fund
Expense Example – November 30, 2017
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA High Yield Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/17 – 11/30/17).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Prior to January 1, 2015, actual net expenses were limited to 0.98% of the Fund’s average daily net assets per the operating expenses limitation agreement. Effective January 1, 2015, Pacific Income Advisers, Inc., the Fund’s adviser, has also voluntarily agreed to limit the Fund’s total annual operating expenses to 0.73% of average daily net assets through at least March 29, 2018.  Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 6/1/17	Value 11/30/17	Period 6/1/17 – 11/30/17*
Actual	$1,000.00	$1,029.70	$3.71
Hypothetical (5% return before expenses)	$1,000.00	$1,021.41	$3.70

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the PIA High Yield Fund is 0.73%.

4

PIA High Yield Fund
Allocation of Portfolio Assets – November 30, 2017
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

5

PIA High Yield Fund
Schedule of Investments – November 30, 2017

Principal Amount		Value

CORPORATE BONDS 92.6%

Aerospace/Defense 2.0%
	TransDigm, Inc.
$500,000	6.00%, due 7/15/22	$516,875
	Triumph Group, Inc.
660,000	7.75%, due 8/15/25 (b)	712,800
		1,229,675

Apparel & Textile Products 1.5%
	Wolverine World Wide, Inc.
920,000	5.00%, due 9/1/26 (b)	913,100

Auto Parts Manufacturing 3.3%
	American Axle &
	Manufacturing, Inc.
600,000	6.50%, due 4/1/27 (b)	621,000
	Cooper-Standard
	Automotive, Inc.
720,000	5.625%, due 11/15/26 (b)	745,200
	IHO Verwaltungs GmbH
620,000	4.75% Cash or 6.000% PIK,
	due 9/15/26 (b) (h)	629,300
		1,995,500

Biotechnology 1.4%
	Sterigenics-Nordion Topco LLC
840,000	8.125% Cash or 9.000% PIK,
	due 11/1/21 (b) (h)	850,500

Building Materials 1.6%
	U.S. Concrete, Inc.
400,000	6.375%, due 6/1/24	431,000
	USG Corp.
520,000	4.875%, due 6/1/27 (b)	544,700
		975,700

Chemical and Allied Products
Merchant Wholesalers 1.6%
	Univar USA, Inc.
950,000	6.75%, due 7/15/23 (b)	999,875

Chemicals 6.3%
	Consolidated Energy Finance SA
394,000	6.75%, due 10/15/19 (b)	400,403
410,000	6.875%, due 6/15/25 (b)	436,650
	CSTN Merger Sub, Inc.
730,000	6.75%, due 8/15/24 (b)	723,613
	Kissner Milling Company Ltd.
710,000	8.375%, due 12/1/22 (b)	725,088
	Koppers, Inc.
800,000	6.00%, due 2/15/25 (b)	861,239
	TPC Group, Inc.
675,000	8.75%, due 12/15/20 (b)	673,312
		3,820,305

Commercial and Service Industry
Machinery Manufacturing 1.2%
	ATS Automation
	Tooling Systems, Inc.
695,000	6.50%, due 6/15/23 (b)	729,750

Communications Equipment
Manufacturing 1.5%
	Plantronics, Inc.
860,000	5.50%, due 5/31/23 (b)	897,625

Construction Machinery 1.3%
	Jurassic Holdings III
925,000	6.875%, due 2/15/21 (b)	814,000

Construction Materials Manufacturing 1.3%
	Boise Cascade Co.
760,000	5.625%, due 9/1/24 (b)	803,700

Consumer Cyclical Services 1.1%
	APX Group, Inc.
63,000	6.375%, due 12/1/19	63,945
560,000	8.75%, due 12/1/20	573,132
		637,077

Consumer Products 2.5%
	ACCO Brands Corp.
630,000	5.25%, due 12/15/24 (b)	657,563

The accompanying notes are an integral part of these financial statements.

6

PIA High Yield Fund
Schedule of Investments – November 30, 2017 (continued)

Principal Amount		Value

Consumer Products 2.5% (continued)
	Central Garden & Pet Co.
$800,000	6.125%, due 11/15/23	$854,000
		1,511,563

Consumer Services 2.9%
	AMN Healthcare, Inc.
820,000	5.125%, due 10/1/24 (b)	848,700
	LSC Communications, Inc.
390,000	8.75%, due 10/15/23 (b)	402,188
	Stonemor Partners LP
500,000	7.875%, due 6/1/21	482,500
		1,733,388

Containers & Packaging 2.1%
	BWAY Holding Co.
20,000	5.50%, due 4/15/24 (b)	20,900
	Coveris Holdings S.A.
560,000	7.875%, due 11/1/19 (b)	564,200
	Plastipak Holdings, Inc.
680,000	6.25%, due 10/15/25 (b)	695,300
		1,280,400

Distributors 1.5%
	Ferrellgas Partners LP
200,000	8.625%, due 6/15/20	178,000
775,000	6.50%, due 5/1/21	738,188
		916,188

Diversified Manufacturing 1.4%
	Griffon Corp.
850,000	5.25%, due 3/1/22	870,443

Electrical Equipment Manufacturing 2.5%
	Airxcel, Inc.
710,000	8.50%, due 2/15/22 (b)	752,600
	General Cable Corp.
750,000	5.75%, due 10/1/22 (g)	770,624
		1,523,224

Financial Services 0.9%
	LPL Holdings, Inc.
500,000	5.75%, due 9/15/25 (b)	515,625

Food and Beverage 1.9%
	Carolina Beverage Group LLC
370,000	10.625%, due 8/1/18 (b)	375,319
	Clearwater Seafoods, Inc.
480,000	6.875%, due 5/1/25 (b)	493,800
	Pilgrim’s Pride Corp.
250,000	5.75%, due 3/15/25 (b)	263,000
		1,132,119

Hardware 0.2%
	CDW LLC / CDW Finance Corp.
100,000	5.00%, due 9/1/25	105,000

Industrial – Other 5.5%
	Brand Energy & Infrastructure
	Services, Inc.
750,000	8.50%, due 7/15/25 (b)	797,100
	Cleaver-Brooks, Inc.
1,075,000	8.75%, due 12/15/19 (b)	1,107,250
	First Data Corp.
640,000	5.75%, due 1/15/24 (b)	666,400
	Zachry Holdings, Inc.
775,000	7.50%, due 2/1/20 (b)	792,438
		3,363,188

Machinery Manufacturing 1.2%
	JPW Industries Holding Corp.
590,000	9.00%, due 10/1/24 (b)	618,025
	RBS Global, Inc.
100,000	4.875%, due 12/15/25 (b)	100,000
		718,025

Manufactured Goods 4.9%
	FXI Holdings, Inc.
245,000	7.875%, due 11/1/24 (b)	245,992
	Gates Global LLC
825,000	6.00%, due 7/15/22 (b)	847,935

The accompanying notes are an integral part of these financial statements.

7

PIA High Yield Fund
Schedule of Investments – November 30, 2017 (continued)

Principal Amount		Value

Manufactured Goods 4.9% (continued)
	Grinding Media Inc. / MC
	Grinding Media Canada, Inc.
$800,000	7.375%, due 12/15/23 (b)	$862,000
	Park-Ohio Industries, Inc.
960,000	6.625%, due 4/15/27	1,035,600
		2,991,527

Media Non-Cable 2.2%
	R.R. Donnelley & Sons Co.
750,000	6.50%, due 11/15/23	723,750
	Southern Graphics, Inc.
600,000	8.375%, due 10/15/20 (b)	614,700
		1,338,450

Medical Equipment and
Supplies Manufacturing 1.8%
	Vista Outdoor, Inc.
1,120,000	5.875%, due 10/1/23	1,103,200

Metals and Mining 4.0%
	American Gilsonite Co.
325,540	17.00% Cash or 16.000% PIK,
	due 12/31/21 (b) (e) (h)	366,233
	Emeco Pty Ltd.
560,006	9.25%, due 3/31/22	597,806
	Rain CII Carbon LLC /
	CII Carbon Corp.
410,000	7.25%, due 4/1/25 (b)	451,254
	SunCoke Energy Partners LP /
	SunCoke Energy Partners
	Finance Corp.
500,000	7.50%, due 6/15/25 (b)	529,374
	SunCoke Energy, Inc.
4,000	7.625%, due 8/1/19	4,000
	TMS International Corp.
480,000	7.25%, due 8/15/25 (b)	505,200
		2,453,867

Oil and Gas Extraction 0.7%
	Welltec A/S
450,000	9.50%, due 12/1/22 (b)	452,250

Oil and Gas Services and Equipment 1.3%
	Archrock Partners LP
800,000	6.00%, due 4/1/21	800,000

Paper 6.7%
	Clearwater Paper Corp.
520,000	4.50%, due 2/1/23	521,300
	Hardwoods Acquisition, Inc.
900,000	7.50%, due 8/1/21 (b)	826,875
	Mercer International, Inc.
450,000	7.75%, due 12/1/22	477,563
190,000	6.50%, due 2/1/24	201,163
	NWH Escrow Corp.
400,000	7.50%, due 8/1/21 (b)	360,500
	Rayonier A.M. Products, Inc.
700,000	5.50%, due 6/1/24 (b)	694,127
	Xerium Technologies, Inc.
1,000,000	9.50%, due 8/15/21	1,019,999
		4,101,527

Petroleum and Petroleum Products
Merchant Wholesalers 1.2%
	Sunoco LP
260,000	5.50%, due 8/1/20	267,605
420,000	6.375%, due 4/1/23	445,725
		713,330

Pipelines 2.6%
	Exterran Partners, L.P.
240,000	6.00%, due 10/1/22	240,600
	Rose Rock Midstream, L.P.
650,000	5.625%, due 7/15/22	648,375
	Summit Midstream
	Holdings, LLC
700,000	5.50%, due 8/15/22	708,750
		1,597,725

The accompanying notes are an integral part of these financial statements.

8

PIA High Yield Fund
Schedule of Investments – November 30, 2017 (continued)

Principal Amount		Value

Publishing & Broadcasting 1.1%
	Salem Media Group, Inc.
$480,000	6.75%, due 6/1/24 (b)	$485,400
	Townsquare Media, Inc.
200,000	6.50%, due 4/1/23 (b)	198,750
		684,150

Railroad 1.4%
	Watco Companies, Inc.
800,000	6.375%, due 4/1/23 (b)	832,000

Real Estate 0.7%
	Iron Mountain, Inc.
430,000	4.875%, due 9/15/27 (b)	441,825

Retail – Consumer Discretionary 2.0%
	Beacon Roofing Supply, Inc.
700,000	6.375%, due 10/1/23	750,750
	Hillman Company, Inc.
450,000	6.375%, due 7/15/22 (b)	446,625
		1,197,375

Software and Services 6.7%
	Ascend Learning LLC
640,000	6.875%, due 8/1/25 (b)	667,200
	Donnelley Financial
	Solutions, Inc.
150,000	8.25%, due 10/15/24	161,063
	Informatica LLC
670,000	7.125%, due 7/15/23 (b)	686,750
	Quintiles IMS Inc.
850,000	5.00%, due 10/15/26 (b)	892,500
	RP Crown Parent, LLC
885,000	7.375%, due 10/15/24 (b)	924,825
	Sophia, L.P.
700,000	9.00%, due 9/30/23 (b)	731,500
		4,063,838

Technology 1.8%
	Cardtronics, Inc.
1,100,000	5.125%, due 8/1/22	1,080,750

Transportation and Logistics 2.7%
	Martin Midstream Partners L.P.
650,000	7.25%, due 2/15/21	664,625
	Mobile Mini, Inc.
950,000	5.875%, due 7/1/24	999,875
		1,664,500

Transportation Services 3.0%
	LBC Tank Terminals Holding
1,000,000	6.875%, due 5/15/23 (b)	1,045,000
	OPE KAG Finance Sub, Inc.
750,000	7.875%, due 7/31/23 (b)	780,000
		1,825,000

Waste & Environment Services
& Equipment 1.1%
	CD&R Waterworks
	Merger Sub LLC
520,000	6.125%, due 8/15/25 (b)	531,856
	Wrangler Buyer Corp.
150,000	6.00%, due 10/1/25 (b)	153,000
		684,856
Total Corporate Bonds
(cost $54,746,934)		56,362,140

CONVERTIBLE BONDS 0.4%

Oil & Gas Services & Equipment 0.4%
	CHC Group LLC /
	CHC Finance Ltd.
179,436	0.00%, due 9/15/20 (e) (i)	241,341
Total Convertible Bonds
(cost $133,363)		241,341

The accompanying notes are an integral part of these financial statements.

9

PIA High Yield Fund
Schedule of Investments – November 30, 2017 (continued)

Shares			Value

COMMON STOCKS 3.5%

Industrial – Other 2.9%
21,500	Liberty Tire Recycling
	Holdco, LLC (d) (e) (f)		$10,000
100,981	Modular Space Corp. (d) (e) (f)		1,716,677
			1,726,677

Metals and Mining 0.6%
850	American
	Gilsonite Co. (d) (e) (f)		382,500

Total Common Stocks
(cost $2,037,963)			2,109,177

RIGHTS 0.0%
	Momentive Performance Escrow
1	8.875%, due 10/15/20 (c) (d)		—

SHORT-TERM INVESTMENTS 1.9%
1,147,571	Invesco STIT-Government &
	Agency Portfolio, 0.98% (a)		1,147,571
Total Short-Term Investments
(cost $1,147,571)			1,147,571
Total Investments
(cost $58,065,831)		98.4%	59,860,229
Other Assets less Liabilities		1.6%	970,511
TOTAL NET ASSETS		100.0%	$60,830,740

(a)	Rate shown is the 7-day annualized yield as of November 30, 2017.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of November 30, 2017, the value of these investments was $38,325,934 or 63.00% of total net assets.

(c)
Restricted security.  The escrow shares were received through a distribution on October 29, 2014 for the purpose of receiving future distributions from the plan of reorganization.  As of November 30, 2017, the security had a cost and value of $0 (0.0% of total net assets).

(d)	Valued at a fair value in accordance with procedures established by the Fund’s Board of Trustees. Value determined using significant unobservable inputs.
(e)	Security is considered illiquid. As of November 30, 2017, the value of these investments was $2,716,751 or 4.47% of total net assets.
(f)	Non-income producing security.
(g)	Step-up bond that pays one interest rate for a certain period and a higher rate thereafter. The interest rate shown is the rate in effect as of November 30, 2017.
(h)	Payment-in-kind interest is generally paid by issuing additional shares or par of the security rather than paying cash.
(i)	Security is a zero coupon bond. Zero coupon bonds are issued at a substantial discount from their value at maturity.

The accompanying notes are an integral part of these financial statements.

10

PIA High Yield Fund
Statement of Assets and Liabilities – November 30, 2017

Assets:
Investments in securities, at value (cost $58,065,831)	$59,860,229
Receivable for fund shares sold	147,045
Interest receivable	1,038,743
Prepaid expenses	19,164
Total assets	61,065,181

Liabilities:
Payable to investment adviser	24,022
Payable for securities purchased	100,000
Payable for fund shares redeemed	47,213
Administration fees	6,937
Transfer agent fees and expenses	14,153
Fund accounting fees	9,992
Audit fees	19,793
Chief Compliance Officer fee	1,450
Custody fees	1,444
Shareholder reporting	7,236
Trustees’ fees and expenses	983
Accrued expenses	1,218
Total liabilities	234,441
Net Assets	$60,830,740

Net Assets Consist of:
Paid-in capital	$59,723,397
Undistributed net investment income	29,259
Accumulated net realized loss on investments	(716,314)
Net unrealized appreciation on investments	1,794,398
Net Assets	$60,830,740

Net Asset Value, Offering Price and Redemption Price Per Share	$10.33

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	5,888,041

The accompanying notes are an integral part of these financial statements.

11

PIA High Yield Fund
Statement of Operations – Year Ended November 30, 2017

Investment Income:
Interest	$6,497,993
Dividends	164,652
Total investment income	6,662,645

Expenses:
Investment advisory fees (Note 4)	560,758
Transfer agent fees and expenses (Note 4)	208,943
Fund accounting fees (Note 4)	67,981
Registration fees	49,993
Administration fees (Note 4)	46,748
Audit fees	19,810
Reports to shareholders	15,074
Trustees’ fees and expenses	12,554
Custody fees (Note 4)	11,007
Chief Compliance Officer fee (Note 4)	8,883
Legal fees	8,637
Interest expense (Note 7)	3,693
Insurance	3,131
Miscellaneous	6,597
Total expenses	1,023,809
Less: Fee waiver by adviser (Note 4)	(280,129)
Net expenses	743,680
Net investment income	5,918,965

Realized and Unrealized Gain on Investments:
Net realized gain on investments	239,416
Net change in unrealized depreciation on investments	4,178,585
Net gain on investments	4,418,001
Net increase in net assets resulting from operations	$10,336,966

The accompanying notes are an integral part of these financial statements.

12

PIA High Yield Fund
Statements of Changes in Net Assets

	Year	Year
	Ended	Ended
	November 30,	November 30,
	2017	2016
Increase in Net Assets From
Operations:
Net investment income	$5,918,965	$9,031,395
Net realized gain/(loss) on investments	239,416	(581,589)
Net change in unrealized depreciation on investments	4,178,585	6,091,092
Net increase in net assets resulting from operations	10,336,966	14,540,898

Distributions Paid to Shareholders:
Distributions from net investment income	(5,967,504)	(9,077,002)
Total distributions paid to shareholders	(5,967,504)	(9,077,002)

Capital Share Transactions:
Proceeds from shares sold	41,703,305	104,847,919
Distributions reinvested	4,624,497	6,753,840
Payment for shares redeemed	(164,852,624)	(59,828,534)
Net increase/(decrease) in net assets from capital share transactions	(118,524,822)	51,773,225
Total increase/(decrease) in net assets	(114,155,360)	57,237,121

Net Assets, Beginning of Year	174,986,100	117,748,979
Net Assets, End of Year	$60,830,740	$174,986,100
Includes Undistributed Net Investment Income of	$29,259	$77,798

Transactions in Shares:
Shares sold	4,066,312	10,654,011
Shares issued on reinvestment of distributions	450,957	689,914
Shares redeemed	(16,049,908)	(6,097,873)
Net increase/(decrease) in shares outstanding	(11,532,639)	5,246,052

The accompanying notes are an integral part of these financial statements.

13

PIA High Yield Fund
Financial Highlights

	Year Ended November 30,
	2017	2016	2015	2014	2013
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$10.04	$9.67	$10.47	$10.72	$10.51

Income From Investment Operations:
Net investment income	0.66	0.62	0.60	0.59	0.65
Net realized and unrealized gain/(loss) on investments	0.29	0.38	(0.75)	(0.14)	0.27
Total from investment operations	0.95	1.00	(0.15)	0.45	0.92

Less Distributions:
Distributions from net investment income	(0.66)	(0.63)	(0.60)	(0.59)	(0.66)
Distributions from net realized gains	—	—	(0.05)	(0.11)	(0.05)
Total distributions	(0.66)	(0.63)	(0.65)	(0.70)	(0.71)

Net asset value, end of year	$10.33	$10.04	$9.67	$10.47	$10.72

Total Return	9.68%	10.70%	-1.49%	4.26%	9.06%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$60,831	$174,986	$117,749	$88,606	$61,657
Ratio of expenses to average net assets:
Net of fee waivers and expense reimbursements	0.73%	0.73%	0.75%^	0.98%	0.98%
Before fee waivers and expense reimbursements	1.00%	0.92%	0.91%	1.00%	1.10%
Ratio of net investment income to average net assets:
Net of fee waivers and expense reimbursements	5.80%	6.40%	5.99%	5.62%	6.22%
Before fee waivers and expense reimbursements	5.53%	6.21%	5.83%	5.60%	6.10%
Portfolio turnover rate	27%	27%	26%	31%	33%

^	Effective January 1, 2015, the expense cap was voluntarily reduced from 0.98% to 0.73%.

The accompanying notes are an integral part of these financial statements.

14

PIA High Yield Fund
Notes to Financial Statements – November 30, 2017

Note 1 – Organization
The PIA High Yield Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Currently, the Fund offers the Institutional Class.  The primary investment objective of the Fund is to seek a high level of current income.  The Fund commenced operations on December 31, 2010.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax years 2014-2016, or expected to be taken in the Fund’s 2017 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the other PIA Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Securities Transactions and Investment Income – Security transactions are accounted for on the trade date. Realized gains and losses on sales of securities are calculated on a first-in, first-out basis.  Dividend income and capital gain distributions from underlying funds are recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

15

PIA High Yield Fund
Notes to Financial Statements – November 30, 2017 (continued)

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

New Accounting Pronouncements – In March 2017, FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Events Subsequent to the Fiscal Year End – In preparing the financial statements as of November 30, 2017, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an

16

PIA High Yield Fund
Notes to Financial Statements – November 30, 2017 (continued)

inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.  Credit default swaps are valued daily based upon quotations from market makers and are typically categorized in level 2 of the fair value hierarchy.

Equity Securities – Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.
17

PIA High Yield Fund
Notes to Financial Statements – November 30, 2017 (continued)

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.  As of November 30, 2017, the Fund held investments in illiquid securities with a total value of $2,716,751 or 4.5% of total net assets:

	Shares/
Security	Par	Dates Acquired	Cost Basis
American Gilsonite Common Stock	850	8/17/2012	$535,186
American Gilsonite Purchase-in-Kind Notes	$325,540	8/17/2012 – 7/15/2017	325,540
CHC Group LLC Bond	179,436	2/3/2017	133,363
Liberty Tire Recycling Holdco, LLC Common Stock	21,500	3/10/2015	12,688
Modular Space Corp. Common Stock	100,981	2/19/2014 – 2/8/2017	1,490,089

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.  As of November 30, 2017, Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) has determined that all the Rule 144A securities held by the Fund, except the securities listed below, are considered liquid:

	Shares/
Security	Par	Dates Acquired	Cost Basis
American Gilsonite Purchase-in-Kind Notes	$325,540	8/17/2012-7/15/2017	$325,540

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

18

PIA High Yield Fund
Notes to Financial Statements – November 30, 2017 (continued)

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2017:

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$56,362,140	$—	$56,362,140
Convertible Bonds	—	241,341	—	241,341
Total Fixed Income	—	56,603,481	—	56,603,481
Common Stocks
Industrial – Other	—	—	1,726,677	1,726,677
Metals and Mining	—	—	382,500	382,500
Total Common Stocks	—	—	2,109,177	2,109,177
Short-Term Investments	1,147,571	—	—	1,147,571
Total Investments	$1,147,571	$56,603,481	$2,109,177	$59,860,229

Refer to the Fund’s schedule of investment for a detailed break-out of securities.  Transfers between levels are recognized at November 30, 2017, the end of the reporting period.  The Fund recognized no transfers to/from level 1 or level 2.

The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Common Stocks
Balance as of November 30, 2016	$10,000
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	73,902
Purchases	2,025,275
Sales	—
Transfers in and/or out of Level 3	—
Balance as of November 30, 2017	$2,109,177

The change in unrealized appreciation/(depreciation) for level 3 securities still held at November 30, 2017, and still classified as level 3 was $73,902.

On March 10, 2015, the Fund received a newly issued Liberty Tire Recycling Holdco, LLC (“Liberty Tire”) bond, due 2021 and common stock in exchange for the previously held Liberty Tire bond, due 2015.  This exchange was the result of a financial restructuring by Liberty Tire.  Since receipt of the newly issued security, the Valuation Committee
19

PIA High Yield Fund
Notes to Financial Statements – November 30, 2017 (continued)

has fair valued the Liberty Tire common stock based on the residual value assigned to the newly issued common stock at the time of the exchange.  During the year ended November 30, 2017, the Fund received shares of American Gilsonite Co. and Modular Space Corp. as part of a financial reorganization of each company. At November 30, 2017, the shares of American Gilsonite Co. and Modular Space Corp. were valued based on a single broker quote. Since the securities’ fair value utilized significant unobservable inputs due to the lack of reliable market data, the securities are categorized as level 3 of the fair value hierarchy. If the financial condition of the issuer of the common stock were to deteriorate, the value of the common stock would likely decrease.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Fund has an investment advisory agreement with PIA pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly calculated at an annual rate of 0.55% based upon the Fund’s average daily net assets.  For the year ended November 30, 2017, the Fund incurred $560,758 in advisory fees.

The Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) to the extent necessary to limit the Fund’s total annual operating expenses to 0.98% of average daily net assets.  Effective January 1, 2015, the Adviser has also voluntarily agreed to limit the Fund’s total annual operating expenses to 0.73% of average daily net assets (the “temporary expense limitation”).  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the three year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the year ended November 30, 2017, the Adviser contractually reduced its fees in the amount of $24,641.  No amounts were reimbursed to the Adviser.  Cumulative expenses subject to recapture amounted to $28,067 at November 30, 2017.  The temporary expense limitation will remain in effect through at least March 29, 2018, and may be terminated only by the Trust’s Board of Trustees.  The adviser may not recoup amounts subject to temporary expense limitation.  Cumulative expenses subject to recapture expire as follows:

Year	Amount
11/30/18	$3,426
11/30/20	24,641
$28,067

20

PIA High Yield Fund
Notes to Financial Statements – November 30, 2017 (continued)

U.S. Bancorp Fund Services, LLC (the “Administrator” or “USBFS”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the year ended November 30, 2017, the Fund incurred $46,748 in administration fees.

USBFS also serves as the fund accountant and transfer agent to the Fund.  For the year ended November 30, 2017, the Fund incurred $67,981 in fund accounting fees and $94,617 in transfer agent fees (excluding transfer agency out-of-pocket expenses and sub-ta fees).  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the year ended November 30, 2017, the Fund incurred $11,007 in custody fees.

For the year ended November 30, 2017, the Fund was allocated $8,883 of the Chief Compliance Officer fee.

At November 30, 2017, the Fund had payables due to USBFS for administration, fund accounting, transfer agency (excluding transfer agency out-of-pocket expenses and sub-ta fees) and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the amount of $6,937, $9,992, $11,019, $1,450, and $1,444, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of USBFS and U.S. Bank N.A.

Certain officers of the Fund are also employees of USBFS.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A. as he was recently, previously employed by USBFS.  This same Trustee was recently an interested person of the Distributor.

Note 5 – Purchases and Sales of Securities
For the year ended November 30, 2017, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. Government securities) were $26,075,557 and $135,425,789, respectively. There were no purchases and sales of U.S. Government securities during the year ended November 30, 2017.

Note 6 – Derivative Instruments
The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification.  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund is subject to credit risk in the normal course of pursuing its investment objective.  The Fund may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its exposure to other risks, such as interest rate risks or as a substitute for taking a position in certain types of bonds.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as a payment default or bankruptcy.  Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs.  Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
21

PIA High Yield Fund
Notes to Financial Statements – November 30, 2017 (continued)

Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap contracts in the statement of operations.  The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.  This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

The Fund did not hold derivative instruments during the year ended November 30, 2017.

Note 7 – Line of Credit
The Fund has an unsecured line of credit in the amount of $11,000,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  During the year ended November 30, 2017, the Fund drew on its line of credit.  The Fund had an outstanding average daily balance of $108,249, paid a weighted average interest rate of 4.19%, and incurred interest expense of $3,693.  The maximum amount outstanding for the Fund during the year ended November 30, 2017 was $3,043,000.  At November 30, 2017, the Fund had no outstanding loan amounts.

Note 8 – Federal Income Tax Information
The tax character of distributions paid during the years ended November 30, 2017 and November 30, 2016 was as follows:

	Year Ended	Year Ended
	November 30, 2017	November 30, 2016
Ordinary income	$5,967,504	$9,077,002

As of November 30, 2017, the components of capital on a tax basis were as follows:

Cost of investments (a)	$58,088,938
Gross unrealized appreciation	2,803,804
Gross unrealized depreciation	(1,032,513)
Net unrealized appreciation (a)	1,771,291
Undistributed ordinary income	29,259
Undistributed long-term capital gains	—
Total distributable earnings	29,259
Other accumulated gains/(losses)	(693,207)
Total accumulated earnings/(losses)	$1,107,343

(a)	The difference between book-basis and tax-basis net unrealized appreciation is attributable primarily to wash sales.

At November 30, 2017, the Fund had tax long-term capital losses of $693,207 which may be carried over indefinitely to offset future gains.

During the year ended November 30, 2017, the Fund utilized $212,794 of capital loss carryover.
22

PIA High Yield Fund
Notes to Financial Statements – November 30, 2017 (continued)

Note 9 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
High Yield Securities Risk.  High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield bond issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other instruments held by the Fund may not be able to make interest or principal payments.

•
Interest Rate Risk.  Fixed income securities will change in value because of changes in interest rates.  If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

•
Liquidity Risk.  Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
Derivatives Risk.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security. Losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
ETF and Mutual Fund Risk.  When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

Note 10 – Report of the Trust’s Special Shareholder Meeting (Unaudited)
A Special Meeting of Shareholders (the “Meeting”) took place on March 3, 2017, to elect one new Trustee to the Board and to ratify the prior appointment of two current Trustees of the Board.
23

PIA High Yield Fund
Notes to Financial Statements – November 30, 2017 (continued)

All Trust shareholders of record, in the aggregate across all Funds of the Trust, were entitled to attend or submit proxies.  As of the applicable record date, the Trust had 315,776,916 shares outstanding.  The results of the voting for each proposal were as follows:

Proposal No. 1.	Election of One New Trustee

Nominee	For Votes	Votes Withheld
David G. Mertens	206,896,354	1,556,814

Proposal No. 2.	Ratification of the Prior Appointment of Two Current Trustees of the Board

Current Trustee	For Votes	Votes Withheld
Gail S. Duree	205,321,820	3,131,348
Raymond B. Woolson	206,321,270	2,131,897

Effective March 3, 2017, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Gail S. Duree, Independent Trustee	Joe D. Redwine, Interested Trustee
David G. Mertens, Independent Trustee	George T. Wofford, Independent Trustee
George J. Rebhan, Independent Trustee	Raymond B. Woolson, Independent Trustee

Effective March 13, 2017, following Mr. Wofford’s resignation, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Gail S. Duree, Independent Trustee	Joe D. Redwine, Interested Trustee
David G. Mertens, Independent Trustee	Raymond B. Woolson, Independent Trustee
George J. Rebhan, Independent Trustee

Note 11 – Other Tax Information (Unaudited)
For the year ended November 30, 2017, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Fund. For shareholders in the Fund, none of the dividend income distributed for the year ended November 30, 2017 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

On December 27, 2017, the High Yield Fund distributed $0.05246598 per share of net investment income.
24

PIA Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees
Advisors Series Trust and
Shareholders of
PIA High Yield Fund

We have audited the accompanying statement of assets and liabilities of the PIA High Yield Fund, a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of November 30, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of November 30, 2017, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the PIA High Yield Fund as of November 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 29, 2018

25

PIA High Yield Fund
Notice to Shareholders – November 30, 2017
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-251-1970 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

26

PIA High Yield Fund
Information About Trustees and Officers
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

				Number of	Other
				Portfolios in	Directorships
		Term of Office		Fund Complex	Held During
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	Past Five
and Age	with the Trust	Time Served	During Past Five Years	Trustee(2)	Years(3)

Independent Trustees(1)

Gail S. Duree	Trustee	Indefinite term;	Director, Alpha Gamma	6	Trustee,
(age 71)		since	Delta Housing Corporation		Advisors Series
615 E. Michigan Street		March 2014.	(collegiate housing		Trust (for series
Milwaukee, WI 53202			management) (2012 to		not affiliated
			present); Trustee and Chair		with the Funds);
			(2000 to 2012), New Covenant		Independent
			Mutual Funds (1999 to 2012);		Trustee from
			Director and Board Member,		1999 to 2012,
			Alpha Gamma Delta		New Covenant
			Foundation (philanthropic		Mutual Funds
			organization) (2005 to 2011).		(an open-end
investment
company with
4 portfolios).

David G. Mertens	Trustee	Indefinite term*;	Retired; formerly Managing	6	Trustee,
(age 57)		since	Director and Vice President,		Advisors Series
615 E. Michigan Street		March 2017.	Jensen Investment		Trust (for series
Milwaukee, WI 53202			Management, Inc. (a privately-		not affiliated
			held investment advisory firm)		with the Funds).
(2002 to 2017).

George J. Rebhan	Chairman	Indefinite	Retired; formerly President,	6	Trustee,
(age 83)	of the	term; since	Hotchkis and Wiley Funds		Advisors Series
615 E. Michigan Street	Board and	May 2002.	(mutual funds) (1985 to 1993).		Trust (for series
Milwaukee, WI 53202	Trustee				not affiliated
with the Funds);
Independent
Trustee from
1999 to 2009,
E*TRADE
Funds.

27

PIA High Yield Fund
Information About Trustees and Officers (continued)
(Unaudited)

				Number of	Other
				Portfolios in	Directorships
		Term of Office		Fund Complex	Held During
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	Past Five
and Age	with the Trust	Time Served	During Past Five Years	Trustee(2)	Years(3)

Raymond B. Woolson	Trustee	Indefinite term*;	President, Apogee Group, Inc.	6	Trustee,
(age 58)		since	(financial consulting firm)		Advisors Series
615 E. Michigan Street		January 2016.	(1998 to present).		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds);
Independent
Trustee,
DoubleLine
Funds Trust
(an open-end
investment
company with
15 portfolios),
DoubleLine
Opportunistic
Credit Fund and
DoubleLine
Income Solutions
Fund, from
2010 to present;
Independent
Trustee,
DoubleLine
Equity Funds
from 2010
to 2016.

Interested Trustee

Joe D. Redwine(4)	Interested	Indefinite term;	Retired; formerly President,	6	Trustee,
(age 70)	Trustee	since	CEO, U.S. Bancorp Fund		Advisors Series
615 E. Michigan Street		September 2008.	Services, LLC (May 1991 to		Trust (for series
Milwaukee, WI 53202			July 2017); formerly, Manager,		not affiliated
			U.S. Bancorp Fund Services,		with the Funds).
LLC (1998 to July 2017).

28

PIA High Yield Fund
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Officers

Douglas G. Hess	President,	Indefinite term;	Senior Vice President, Compliance and Administration,
(age 50)	Chief	since	U.S. Bancorp Fund Services, LLC (March 1997 to present).
615 E. Michigan Street	Executive	June 2003.
Milwaukee, WI 53202	Officer and
Principal
Executive
Officer

Cheryl L. King	Treasurer and	Indefinite term;	Vice President, Compliance and Administration, U.S. Bancorp
(age 56)	Principal	since	Fund Services, LLC (October 1998 to present).
615 E. Michigan Street	Financial	December 2007.
Milwaukee, WI 53202	Officer

Kevin J. Hayden	Assistant	Indefinite term;	Assistant Vice President, Compliance and Administration,
(age 46)	Treasurer	since	U.S. Bancorp Fund Services, LLC (June 2005 to present).
615 E. Michigan Street		September 2013.
Milwaukee, WI 53202

Michael L. Ceccato	Vice President,	Indefinite term;	Senior Vice President, U.S. Bancorp Fund Services, LLC and
(age 60)	Chief	since	Vice President, U.S. Bank N.A. (February 2008 to present).
615 E. Michigan Street	Compliance	September 2009.
Milwaukee, WI 53202	Officer and
AML Officer

29

PIA High Yield Fund
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Emily R. Enslow, Esq.	Secretary	Indefinite term;	Vice President, U.S. Bancorp Fund Services, LLC (July 2013 to
(age 31)		since	present); Proxy Voting Coordinator and Class Action
615 E. Michigan Street		December 2017.	Administrator, Artisan Partners Limited Partnership
Milwaukee, WI 53202			(September 2012 to July 2013).

*
Under the Trust’s Agreement and Declaration of Trust, a Trustee serves during the continued lifetime of the Trust until he/she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the election and qualification of his/her successor.  In addition, the Trustees have designated a mandatory retirement age of 75, such that each Trustee first elected or appointed to the Board after December 1, 2015, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of November 30, 2017, the Trust was comprised of 45 active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Fund and the PIA BBB Bond Fund, the PIA High Yield (MACS) Fund, the PIA MBS Bond Fund, the PIA Short Duration Bond Fund and the PIA Short-Term Securities Fund.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he was recently an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-800-251-1970.

30

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY  10103

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Gail S. Duree is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2017	FYE 11/30/2016
Audit Fees	$65,600	$64,400
Audit-Related Fees	N/A	N/A
Tax Fees	$14,000	$13,600
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2017	FYE 11/30/2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2017	FYE 11/30/2016
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*  /s/ Douglas G. Hess
   Douglas G. Hess, President/Chief Executive Officer/Principal Executive Officer

Date  2/6/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
    Douglas G. Hess, President/Chief Executive Officer/Principal Executive Officer

Date  2/6/18

By (Signature and Title)*  /s/ Cheryl L. King
   Cheryl L. King, Treasurer/Principal Financial Officer

Date   2/6/18

* Print the name and title of each signing officer under his or her signature.